UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor,

San Francisco, California 94104

(Address of principal executive offices) (zip code)

Copy to:

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)	Kathleen H. Moriaty, Esq. Katten Muchin Rosenman LLP 575 Madison Avenue New York, New York 10022

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1. Reports to Shareholders.

Lattice Strategies Trust

Lattice Developed Markets (ex-US) Strategy ETF (RODM)

Lattice Emerging Markets Strategy ETF (ROAM)

Lattice Global Small Cap Strategy ETF (ROGS)

Lattice US Equity Strategy ETF (ROUS)

Semiannual Report

March 31, 2015

Shareholder Letter

Dear Shareholder,

Since 2007, Lattice Strategies has focused its research around the belief that the deliberate and intentional allocation of risk is the fundamental driver of long-term growth. This philosophy and years of research guide the investments in your funds today.

During the semi-annual period ended March 31, 2015, Lattice launched four Exchange Traded Funds (ETFs) that collectively represent the majority of the investable global equity markets universe:

Lattice Developed Markets (ex-US) Strategy ETF (RODM)

Lattice Emerging Markets Strategy ETF (ROAM)

Lattice Global Small Cap Strategy ETF (ROGS)

Lattice US Equity Strategy ETF (ROUS)

Lattice ETFs are passively managed to indices designed by Lattice, which emphasize markets and securities with diversifying risks and favorable valuation, quality, momentum, size and volatility characteristics. The strategies are designed to re-allocate risks and, importantly, do not seek to avoid taking risks. Instead, they focus on risks we believe will be rewarded over time. As with virtually all investment strategies, you should expect periods of relative strength and relative weakness. Over time, however, we believe that Lattice’s systematic and rules-based approach to reallocating risk will contribute positively to capital growth.

With that in mind, we encourage shareholders to take the time to learn about the risks and opportunities embedded in Lattice ETFs, which are both active and deliberate, and maintain a long-term view when investing. We invite you to visit our website at www.latticeetfs.com to learn more about Lattice ETFs.

Thank you for your vote of confidence.

Sincerely,

Darek Wojnar, CFA

President, Lattice Strategies Trust

Lattice Developed Markets (ex-US) Strategy ETF (RODM)

Lattice Developed Markets (ex-US) Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index, which tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

By investing in the index constituents, the Fund seeks to generate returns and reduce volatility through the systematic reallocation of risks in developed international equities by:

1.	Improving Diversification at the Country, Currency and Company Levels: Through a minimum diversification (effective number of stocks) constraint, the Index methodology seeks to de-concentrate capital and reduce exposure to mega-cap, multi-national companies as well as currencies that dominate cap-weighted indices such as the Euro and Yen.

2.	Enhancing Return Potential: The Index methodology seeks to identify and select companies with favorable combinations of diversified risk premia (valuation, momentum, quality, and low volatility characteristics).

3.	Harvesting Mean Reversion Opportunities: The Index methodology includes liquidity screens and turnover constraints while seeking to systematically harvest value through semiannual reconstitution and rebalancing.

The Fund returned -1.36% at net asset value (“NAV”) since inception ending March 31, 2015. The Fund’s position in Japan contributed positively to performance while its position in the United Kingdom detracted the most from performance.

The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance
For the Period February 25, 2015 (Fund Inception Date) Through March 31, 2015
Reporting Period Return
Lattice Developed Markets Strategy ETF (NAV Return)	-1.36%
Lattice Developed Markets Strategy ETF (Market Price Return) *	-1.24%
Lattice Risk-Optimized Developed Markets (ex US) Strategy Index	-1.31%

*	Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed.

Top Countries (as of Mar 31, 2015) *
Country	%
Japan	18.84%
Britain	12.88%
Canada	11.80%
Australia	7.85%
Germany	6.06%
Hong Kong	5.88%
Switzerland	4.87%
France	4.76%
Singapore	3.32%
Israel	2.83%
Total Top 10 Countries	79.09%

Sectors (as of Mar 31, 2015) *
Sector	%
Financials	27.41%
Consumer Discretionary	15.46%
Consumer Staples	11.06%
Industrials	10.79%
Health Care	7.42%
Telecommunication Services	7.11%
Utilities	5.21%
Materials	5.13%
Information Technology	5.01%
Energy	5.00%
Other Assets **	0.40%
Total	100.00%

Top Holdings (as of Mar 31, 2015) *
Company	%
Hannover Rueck SE	0.83%
Koninklijke Ahold NV	0.74%
Zurich Insurance Group AG	0.74%
Catlin Group Ltd.	0.73%
Alimentation Couche-Tard, Inc.	0.72%
Japan Airlines Co. Ltd.	0.72%
Phoenix Group Holdings	0.72%
Bezeq The Israeli Telecommunication Corp. Ltd.	0.71%
Belgacom SA	0.70%
Fiat Chrysler Automobiles NV	0.69%
Total Top 10 Holdings	7.30%

*	Top Countries, Sectors, and Top Holdings tables are expressed as a percentage of net assets.
**	Includes security lending collateral as a portion of Other Assets.

Lattice Emerging Markets Strategy ETF (ROAM)

The Lattice Emerging Markets Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Advancing Markets Strategy Index.

By investing in the index constituents, the Fund seeks to generate returns through the systematic re-allocation of risks commonly found in capitalization-weighted emerging markets indexes and similarly benchmarked active approaches. Lattice ROAM seeks to improve risk efficiency and enhance returns in emerging markets by:

1.	Balancing Risks within Each Country: The Index methodology establishes risk-balanced country baskets that reflect each country’s general economic footprint. By using downside risk to determine company weighting, the methodology de-concentrates capital allocation (resulting in lower exposure to developed markets-facing global multi-nationals and state-owned enterprises) and re-allocates risk capital across the wider opportunity set (increased allocation to smaller, more locally driven enterprises). The risk-balanced country basket improves resiliency through risk diversification while broadening exposure to a more complete economic opportunity set.

2.	Balancing Risks across All Countries: Once the risk-balanced country baskets are established, the Index methodology balances risk across the universe of emerging markets countries. The Index methodology seeks to improve diversification and resiliency by reducing concentrations in larger, export-driven emerging economies while increasing exposure to smaller and more locally driven emerging economies.

3.	Enhancing Return Potential at the Company Level: Once baseline allocations are established within and across countries, a tilting process systematically emphasizes individual companies with favorable combinations of relative valuation, momentum, and quality characteristics.

The Fund returned -2.28% at net asset value (“NAV”) since inception ending March 31, 2015. The Fund’s position in China contributed positively to performance while its position in Brazil detracted the most from performance.

The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance
For the Period February 25, 2015 (Fund Inception Date) Through March 31, 2015
Reporting Period Return
Lattice Emerging Markets ETF (NAV Return)	-2.28%
Lattice Emerging Markets ETF (Market Price Return) *	-2.12%
Lattice Risk-Optimized Advancing Markets Strategy Index	-2.22%

*	Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed.

Top Countries (as of Mar 31, 2015) *
Country	%
Taiwan	9.15%
Malaysia	8.98%
Poland	8.61%
Philippines	8.03%
South Korea	7.93%
China	6.87%
South Africa	6.53%
Thailand	6.52%
Indonesia	6.30%
Chile	5.73%
Total Top 10 Countries	74.65%

Sectors (as of Mar 31, 2015) *
Sector	%
Financials	33.28%
Consumer Staples	10.25%
Energy	9.86%
Information Technology	9.09%
Telecommunication Services	9.00%
Utilities	7.10%
Industrials	6.69%
Consumer Discretionary	6.67%
Materials	6.25%
Health Care	1.64%
Other Assets **	0.17%
Total	100.00%

Top Holdings (as of Mar 31, 2015) *
Company	%
Philippine Long Distance Telephone Co.	0.92%
Samsung Electronics Co. Ltd.	0.90%
PGE Polska Grupa Energetyczna SA	0.89%
Malayan Banking Bhd	0.89%
Enersis SA	0.83%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.82%
Polski Koncern Naftowy Orlen SA	0.82%
Tenaga Nasional Bhd	0.81%
Ecopetrol SA	0.81%
America Movil SAB de CV	0.78%
Total Top 10 Holdings	8.47%

*	Top Countries, Sectors, and Top Holdings tables are expressed as a percentage of net assets.
**	Includes security lending collateral as a portion of Other Assets.

Lattice Global Small Cap Strategy ETF (ROGS)

The Lattice Global Small Cap Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Global Small Cap Strategy Index.

By investing in the Index constituents, ROGS seeks to capture the potential risk and performance benefits of integrating small cap companies across the US, developed and emerging markets universe in a single strategy. The Fund seeks to improve risk efficiency in small cap investing by:

1.	Improving Diversification across Global Small Cap Stocks: The process begins by identifying eligible countries for inclusion in the universe and includes market size, relative GDP, development, growth rates, fiscal factors, and restrictions on foreign capital as primary eligibility criteria. Generally, all developed economies are included in the index. In the case of emerging markets, additional eligibility screens are applied, including average daily volumes, average spreads, free float, trading costs, market development and other factors.

2.	Enhancing Return Potential: The Index methodology seeks to identify and select companies with favorable combinations of diversified risk premia (valuation, momentum, and quality characteristics). Stock selection occurs within several optimization constraints designed to maintain the diversification and risk objectives of the strategy. The applied parameters include minimum diversification limits, maximum position size limits, liquidity and volatility boundaries, and maintenance of active country weights within specified bands relative to total global market capitalization.

3. Harvest Mean Reversion Opportunities: The Index methodology includes liquidity screens and turnover constraints while seeking to systematically harvest value through semiannual reconstitution and rebalancing.

The Fund returned -0.64% at net asset value (“NAV”) since inception ending March 31, 2015. The Fund’s position in China contributed positively to performance while its position in Australia detracted the most from performance.

The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance
For the Period March 23, 2015 (Fund Inception Date) Through March 31, 2015
Reporting Period Return
Lattice Global Small Cap ETF (NAV Return)	-0.64%
Lattice Global Small Cap ETF (Market Price Return) *	-0.36%
Lattice Risk-Optimized Global Small Cap Strategy Index	-0.62%

*	Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed.

Top Countries (as of Mar 31, 2015) *
Country	%
United States	42.05%
Japan	11.67%
South Korea	5.91%
China	5.90%
Taiwan	4.66%
Canada	4.23%
South Africa	4.03%
Australia	3.94%
Britain	3.14%
Sweden	1.57%
Total Top 10 Countries	87.10%

Sectors (as of Mar 31, 2015) *
Sector	%
Financials	23.25%
Consumer Discretionary	17.11%
Industrials	16.99%
Information Technology	14.10%
Health Care	8.03%
Consumer Staples	6.07%
Materials	5.62%
Energy	3.51%
Telecommunication Services	2.75%
Utilities	2.29%
Other Assets **	0.28%
Total	100.00%

Top Holdings (as of Mar 31, 2015) *
Company	%
PBF Energy, Inc.	0.55%
Societa Cattolica di Assicurazioni SCRL	0.55%
Lexmark International, Inc.	0.55%
Shenzhen Expressway Co. Ltd.	0.54%
Bilia AB	0.54%
Jingwei Textile Machinery	0.54%
Mercer International, Inc.	0.54%
Cooper Tire & Rubber Co.	0.53%
Liberty Holdings Ltd.	0.53%
Molina Healthcare, Inc.	0.53%
Total Top 10 Holdings	5.40%

*	Top Countries, Sectors, and Top Holdings tables are expressed as a percentage of net assets.
**	Includes security lending collateral as a portion of Other Assets.

Lattice US Equity Strategy ETF (ROUS)

The Lattice US Equity Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized US Large Cap Equity Strategy Index, which tracks the performance of publicly traded U.S. equity securities.

By investing in the Index constituents, the Fund seeks to generate returns and capture value in US equities through the systematic re-allocation of risks commonly found in capitalization-weighted indexes and similarly benchmarked active approaches. Lattice ROUS seeks to improve risk efficiency and enhance returns in US large caps by:

1.	Improving Diversification across Large Cap US Companies: Through a minimum diversification (effective number of stocks) constraint, the Index methodology seeks to de-concentrate capital and reduce exposure to mega-cap, multi-national companies and reallocate deeper into the large cap universe, where opportunities may be more attractive.

2.	Enhancing Return Potential: The Index methodology seeks to identify and select companies with favorable combinations of diversified risk premia, including valuation, momentum, and quality factors.

3.	Harvesting Mean Reversion Opportunities: The Index methodology includes liquidity screens and turnover constraints while seeking to systematically harvest value through semiannual reconstitution and rebalancing.

The Fund returned -0.36% at net asset value (“NAV”) since inception ending March 31, 2015. The Fund’s position in Health Care contributed positively to performance while its position in Information Technology detracted the most from performance.

The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance
For the Period February 25, 2015 (Fund Inception Date) Through March 31, 2015
Reporting Period Return
Lattice US Equity Strategy ETF (NAV Return)	-0.36%
Lattice US Equity Strategy ETF (Market Price Return) *	-0.24%
Lattice Risk-Optimized US Large Cap Equity Strategy Index	-0.41%

*	Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed.

Sectors (as of Mar 31, 2015) *
Sector	%
Financials	19.76%
Information Technology	16.27%
Consumer Discretionary	15.13%
Health Care	13.14%
Consumer Staples	10.45%
Industrials	9.49%
Energy	7.60%
Utilities	3.89%
Materials	2.48%
Telecommunication Services	1.66%
Other Assets **	0.13%
Total	100.00%

Top Holdings (as of Mar 31, 2015) *
Company	%
Kroger Co. (The)	1.38%
Best Buy Co., Inc.	1.32%
Valero Energy Corp.	1.22%
Centene Corp.	1.15%
Marathon Petroleum Corp.	1.09%
Hartford Financial Services Group, Inc. (The)	1.00%
Health Net, Inc.	0.99%
Archer-Daniels-Midland Co.	0.91%
King Digital Entertainment PLC	0.91%
AmTrust Financial Services, Inc.	0.90%
Total Top 10 Holdings	10.87%

*	Sectors and Top Holdings tables are expressed as a percentage of net assets.
**	Includes security lending collateral as a portion of Other Assets.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for Lattice Developed Markets (ex-US) Strategy ETF, Lattice US Equity Strategy ETF, and Lattice Emerging Markets Strategy ETF is from February 25, 2015 to March 31, 2015, and for Lattice Global Small Cap Strategy ETF is March 23, 2015 to March 31, 2015, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $6,800 account value divided by $1,000 = $6.80), then multiply the result by the number in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Lattice Developed Markets (ex-US) Strategy ETF *
Actual Fund Return	$1,000	$986.40	0.50%	$0.46
Hypothetical 5% Annual Return	$1,000	$1,004.19	0.50%	$0.47

Lattice Emerging Markets Strategy ETF *
Actual Fund Return	$1,000	$977.20	0.65%	$0.60
Hypothetical 5% Annual Return	$1,000	$1,004.05	0.65%	$0.61

Lattice Global Small Cap Strategy ETF **
Actual Fund Return	$1,000	$993.60	0.60%	$0.11
Hypothetical 5% Annual Return	$1,000	$1,000.84	0.60%	$0.12

Lattice US Equity Strategy ETF *
Actual Fund Return	$1,000	$996.40	0.35%	$0.33
Hypothetical 5% Annual Return	$1,000	$1,004.33	0.35%	$0.33

*	The Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice US Equity Strategy ETF commenced operations on February 25, 2015. Expenses are equal to each Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (34), then divided by the number of days in the year (365) to reflect the period.
**	The Lattice Global Small Cap Strategy ETF commenced operations on March 23, 2015. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (7), then divided by the number of days in the year (365) to reflect the period.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.6%)

Australia — (7.8%)
Adelaide Brighton Ltd.	1,589	$5,499
AGL Energy Ltd.	3,349	38,889
Amcor Ltd.	11,284	121,031
Ansell Ltd.	1,719	36,179
APA Group	983	6,796
Australia & New Zealand Banking Group Ltd.	405	11,336
Brambles Ltd.	10,153	89,354
Caltex Australia Ltd.	3,224	86,081
Cochlear Ltd.	990	68,469
CSL Ltd.	1,139	80,157
Dexus Property Group	7,876	45,608
DUET Group	10,405	20,270
Echo Entertainment Group Ltd.	16,197	55,929
Federation Centres	53,852	125,066
Fortescue Metals Group Ltd. (a)	2,747	4,113
GPT Group (The)	14,868	51,908
Incitec Pivot Ltd.	1,565	4,866
Insurance Australia Group Ltd.	18,823	87,717
Leighton Holdings Ltd.	2,627	42,446
Lend Lease Group	9,997	127,083
Novion Property Group	20,545	39,395
Primary Health Care Ltd.	9,115	38,299
Sonic Healthcare Ltd.	3,407	53,201
Spark Infrastructure Group	34,516	52,210
Stockland	8,627	29,658
Suncorp Group Ltd.	4,916	50,700
Tabcorp Holdings Ltd.	14,855	53,792
Telstra Corp. Ltd.	22,892	110,351
Toll Holdings Ltd.	11,033	74,678
Transurban Group	631	4,594
Wesfarmers Ltd.	252	8,463
Westfield Corp.	14,148	103,220
Woodside Petroleum Ltd.	4,032	106,330
Woolworths Ltd. (a)	4,583	103,250

		1,936,938

Austria — (1.1%)
Flughafen Wien AG	531	46,165
Oesterreichische Post AG	1,244	61,191
OMV AG	988	27,122
UNIQA Insurance Group AG	4,536	41,024
Verbund AG	316	5,288

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Austria — (Continued)
Vienna Insurance Group AG	1,611	$71,285
voestalpine AG	563	20,616

		272,691

Belgium — (2.0%)
Ackermans & van Haaren NV	153	17,936
Ageas	2,264	81,226
Belgacom SA	4,956	173,388
Colruyt SA	565	24,600
Delhaize Group SA	1,447	130,107
Elia System Operator SA	1,400	58,911
Umicore SA	354	14,782

		500,950

Bermuda — (0.7%)
Catlin Group Ltd.	16,973	178,769

		178,769

Britain — (12.9%)
Amlin PLC	18,546	139,172
Antofagasta PLC	2,756	29,969
AstraZeneca PLC	1,234	84,752
BAE Systems PLC	7,719	59,987
BBA Aviation PLC	7,558	37,766
Bellway PLC	109	3,205
Berendsen PLC	4,766	79,029
Booker Group PLC	5,935	12,837
BP PLC	20,028	129,838
British Land Co. PLC (The)	1,887	23,320
BT Group PLC	10,104	65,697
Burberry Group PLC	328	8,438
Centrica PLC	35,311	132,621
CNH Industrial NV (a)	1,118	9,123
Cobham PLC	2,438	11,010
Compass Group PLC	3,117	54,231
Croda International PLC	806	32,772
Derwent London PLC	292	14,842
Direct Line Insurance Group PLC	6,594	31,226
Ensco PLC	863	18,183
Fiat Chrysler Automobiles NV (b)	10,522	171,204
G4S PLC	2,487	10,921
GlaxoSmithKline PLC	4,721	108,349
Great Portland Estates PLC	1,354	16,311
Hikma Pharmaceuticals PLC	855	27,035

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Britain — (Continued)
Home Retail Group PLC	36,837	$90,230
HSBC Holdings PLC	10,834	92,317
Imperial Tobacco Group PLC	2,358	103,718
Inchcape PLC	1,146	13,525
International Consolidated Airlines Group SA (b)	4,411	39,485
J Sainsbury PLC (a)	13,915	53,543
Johnson Matthey PLC	983	49,411
Kingfisher PLC	13,258	74,908
Land Securities Group PLC	3,705	68,916
Marks & Spencer Group PLC	9,835	78,110
Micro Focus International PLC	6,197	108,646
National Grid PLC	5,333	68,457
Next PLC	719	74,982
Pearson PLC	1,094	23,565
Pennon Group PLC	4,335	53,156
Polyus Gold International Ltd.	22,010	61,100
Reckitt Benckiser Group PLC	31	2,669
Reed Elsevier NV	2,746	68,392
Reed Elsevier PLC	1,955	33,637
Rentokil Initial PLC	4,305	8,736
Rolls-Royce Holdings PLC	2,090	29,568
Sage Group PLC (The)	6,565	45,483
Segro PLC	2,120	13,120
Severn Trent PLC	249	7,611
Shaftesbury PLC	4,979	61,385
Sky PLC	3,785	55,795
Smith & Nephew PLC	3,296	55,975
SSE PLC	7,268	161,625
Stagecoach Group PLC	10,036	52,025
Standard Chartered PLC	3,039	49,332
Standard Life PLC	660	4,660
Subsea 7 SA	2,799	24,086
Tate & Lyle PLC	1,777	15,762
Unilever NV	346	14,461
Unilever PLC	523	21,856
United Utilities Group PLC	1,704	23,601
Victrex PLC	605	16,840
Vodafone Group PLC	6,828	22,345
William Hill PLC	1,467	8,077
WM Morrison Supermarkets PLC	4,933	14,170

		3,177,118

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Canada — (11.8%)
Agrium, Inc.	613	$63,889
Air Canada (b)	4,783	46,791
Alimentation Couche-Tard, Inc.	4,467	178,010
ARC Resources Ltd.	877	15,068
Bank of Montreal	1,512	90,613
Bank of Nova Scotia (The)	337	16,907
BCE, Inc.	1,878	79,509
Bombardier, Inc. (a)	28,161	55,588
Brookfield Asset Management, Inc.	126	6,739
Calloway Real Estate Investment Trust	802	18,427
Canadian Apartment Properties REIT	3,954	91,162
Canadian Imperial Bank of Commerce (a)	537	38,932
Canadian National Railway Co.	200	13,394
Canadian Tire Corp. Ltd.	250	25,470
CCL Industries, Inc.	688	77,410
CGI Group, Inc. (b)	372	15,779
Cineplex, Inc.	552	21,740
Cominar Real Estate Investment Trust	4,751	71,987
Constellation Software, Inc.	82	28,343
Dollarama, Inc.	1,001	55,958
Dream Office Real Estate Investment Trust	1,126	23,427
Emera, Inc.	426	13,858
Empire Co. Ltd.	1,600	111,564
Enbridge Income Fund Holdings, Inc.	1,462	43,058
Encana Corp.	4,508	50,330
Fairfax Financial Holdings Ltd.	290	162,574
First Capital Realty, Inc.	133	2,072
Genworth MI Canada, Inc. (a)	1,249	27,613
George Weston Ltd.	1,000	79,210
Great-West Lifeco, Inc.	2,633	76,131
Hudson’s Bay Co.	757	15,672
Husky Energy, Inc.	1,129	23,044
Imperial Oil Ltd.	677	27,021
Industrial Alliance Insurance & Financial Services, Inc.	2,005	67,076
Intact Financial Corp.	488	36,767
Linamar Corp.	248	15,291
Loblaw Cos. Ltd.	1,125	55,002
lululemon athletica, Inc. (b)	147	9,411
Magna International, Inc.	2,352	125,743
Manulife Financial Corp.	6,638	112,739
Metro, Inc.	3,629	98,340
National Bank of Canada (a)	913	33,334
Potash Corp. of Saskatchewan, Inc.	801	25,823

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Canada — (Continued)
Power Corp. of Canada	2,499	$66,140
Power Financial Corp.	2,129	63,021
Progressive Waste Solutions Ltd.	2,303	67,608
Quebecor, Inc.	881	23,568
RioCan Real Estate Investment Trust	371	8,486
Rogers Communications, Inc.	1,499	50,184
Royal Bank of Canada	123	7,404
Saputo, Inc.	927	25,479
Shaw Communications, Inc.	2,505	56,212
Stantec, Inc. (a)	251	6,007
Sun Life Financial, Inc.	2,326	71,681
Suncor Energy, Inc.	375	10,958
TELUS Corp.	1,951	64,807
Toronto-Dominion Bank (The)	123	5,265
West Fraser Timber Co. Ltd.	351	17,959
WestJet Airlines Ltd.	5,015	117,446

		2,909,041

China — (0.4%)
CNOOC Ltd.	7,000	9,896
Lenovo Group Ltd.	60,000	87,604

		97,500

Denmark — (1.2%)
AP Moeller - Maersk A/S (a)	18	37,625
Coloplast A/S	668	50,513
Novo Nordisk A/S	1,376	73,587
Pandora A/S	128	11,657
TDC A/S	4,573	32,739
Topdanmark A/S (b)	752	22,519
Tryg A/S	478	56,383

		285,023

Finland — (1.1%)
Elisa Oyj (a)	2,936	73,786
Fortum Oyj (a)	3,248	68,232
Kesko Oyj	74	3,161
Kone Oyj	388	17,202
Neste Oil Oyj (a)	2,425	63,548
Nokia Oyj	339	2,589
Orion Oyj	1,761	49,723

		278,241

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
France — (4.8%)
Aeroports de Paris	72	$8,607
Air Liquide SA	136	17,498
AtoS	263	18,154
AXA SA	466	11,739
BioMerieux	521	50,416
Cap Gemini SA	258	21,161
Christian Dior SE	236	44,546
Cie Generale des Etablissements Michelin	398	39,586
CNP Assurances	6,741	118,082
Dassault Systemes	322	21,836
Electricite de France SA	646	15,500
Essilor International SA	118	13,535
Hermes International	106	37,386
Ipsen SA	1,484	70,136
Legrand SA	589	31,844
Orange SA	3,167	50,901
Rexel SA	2,245	42,351
SCOR SE	5,045	170,217
SEB SA	712	51,311
Societe BIC SA	319	45,395
Sodexo SA	389	37,931
Technip SA	1,199	72,589
Thales SA	1,207	67,020
TOTAL SA	1,951	96,963
Veolia Environnement SA	528	9,989
Vivendi SA	326	8,097

		1,172,790

Germany — (6.1%)
Allianz SE	656	114,030
Brenntag AG	84	5,031
Celesio AG	311	9,185
Deutsche Lufthansa AG	637	8,949
Deutsche Post AG	395	12,343
Deutsche Telekom AG	681	12,470
E.ON SE	6,239	93,039
Fielmann AG	661	44,313
Freenet AG	770	23,218
Fresenius Medical Care AG & Co. KGaA	1,516	126,119
Fresenius SE & Co. KGaA	1,504	89,794
Hannover Rueck SE	1,975	204,055
HUGO BOSS AG	419	50,963
K+S AG	241	7,871

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Germany — (Continued)
Kabel Deutschland Holding AG (b)	230	$29,889
Krones AG	538	56,007
Linde AG	122	24,850
MAN SE	96	10,104
Merck KGaA	610	68,495
METRO AG	407	13,811
Muenchener Rueckversicherungs-Gesellschaft AG	757	163,213
Rational AG	22	7,366
RWE AG	310	7,917
Siemens AG	198	21,414
Talanx AG (b)	3,715	116,525
Telefonica Deutschland Holding AG	15,524	89,633
TUI AG	4,825	84,778

		1,495,382

Guernsey — (0.3%)
Friends Life Group Ltd.	11,113	68,233

		68,233

Hong Kong — (5.9%)
Bank of East Asia Ltd. (The)	9,600	38,199
Champion REIT	102,000	48,546
China Mobile Ltd.	6,000	78,317
China Power International Development Ltd.	100,000	52,366
China Resources Cement Holdings Ltd.	34,000	19,252
China Resources Power Holdings Co. Ltd.	6,000	15,060
China Taiping Insurance Holdings Co. Ltd. (b)	11,600	39,574
China Travel International Investment Hong Kong Ltd.	172,000	55,906
China Unicom Hong Kong Ltd.	12,000	18,264
Dah Sing Financial Holdings Ltd.	6,800	40,258
Dairy Farm International Holdings Ltd.	4,000	37,560
Henderson Land Development Co. Ltd.	5,000	35,115
Hong Kong Exchanges and Clearing Ltd.	3,700	90,674
Hongkong Land Holdings Ltd.	5,400	40,770
Huabao International Holdings Ltd.	144,000	107,168
Hui Xian Real Estate Investment Trust	110,000	59,972
Hysan Development Co. Ltd.	8,000	35,083
Kerry Properties Ltd.	10,500	36,498
Lifestyle International Holdings Ltd.	9,000	16,043
Link REIT (The)	17,000	104,810
Luk Fook Holdings International Ltd.	9,000	25,074
New World Development Co. Ltd.	23,000	26,669
Pacific Textiles Holdings Ltd.	31,000	42,943
Power Assets Holdings Ltd.	3,500	35,799

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Hong Kong — (Continued)
Shenzhen International Holdings Ltd.	9,000	$13,582
SJM Holdings Ltd.	11,000	14,387
Sun Hung Kai Properties Ltd.	1,000	15,426
Swire Pacific Ltd.	5,500	74,983
Television Broadcasts Ltd.	8,000	49,374
VTech Holdings Ltd.	8,200	116,976
Wheelock & Co. Ltd.	6,000	30,685
Yue Yuen Industrial Holdings Ltd.	9,000	31,807
Yuexiu Property Co. Ltd.	14,000	2,745

		1,449,885

Ireland — (1.4%)
DCC PLC	1,731	103,378
ICON PLC (b)	1,042	73,492
Paddy Power PLC	875	74,907
Ryanair Holdings PLC	1,189	79,390
Shire PLC	80	6,372

		337,539

Israel — (2.8%)
Azrieli Group	1,256	51,703
Bank Hapoalim BM	23,489	113,172
Bezeq The Israeli Telecommunication Corp. Ltd.	93,422	174,313
Elbit Systems Ltd.	872	62,801
Gazit-Globe Ltd.	277	3,427
Israel Chemicals Ltd.	5,169	36,785
Mizrahi Tefahot Bank Ltd. (b)	8,274	84,057
NICE-Systems Ltd.	837	51,335
Taro Pharmaceutical Industries Ltd. (b)	149	21,013
Teva Pharmaceutical Industries Ltd.	1,566	98,291

		696,897

Italy — (1.6%)
Assicurazioni Generali SpA	2,826	55,573
Eni SpA	1,568	27,163
EXOR SpA	1,282	58,228
GTECH SpA (a)	1,755	34,776
Parmalat SpA	13,670	36,528
Prada SpA	15,022	91,065
Recordati SpA	4,360	81,478

		384,811

Japan — (18.8%)
Advance Residence Investment Corp.	2	4,805
Aeon Co. Ltd. (a)	3,900	42,894

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Japan — (Continued)
Air Water, Inc.	1,000	$17,911
Aisin Seiki Co. Ltd.	1,300	47,263
Ajinomoto Co., Inc. (a)	2,000	43,936
ANA Holdings, Inc.	1,000	2,683
Asahi Group Holdings Ltd.	600	19,079
Asahi Kasei Corp.	13,000	124,553
Bandai Namco Holdings, Inc.	1,600	31,193
Bank of Kyoto Ltd. (The)	2,000	20,996
Bank of Yokohama Ltd. (The)	2,000	11,741
Benesse Holdings, Inc.	2,800	88,255
Bic Camera, Inc. (a)	13,700	142,798
Bridgestone Corp.	400	16,063
Brother Industries Ltd.	1,800	28,713
Canon Marketing Japan, Inc.	7,200	144,750
Canon, Inc.	4,700	166,484
Cosmos Pharmaceutical Corp.	100	15,651
Dai-ichi Life Insurance Co. Ltd. (The)	6,800	98,974
Daicel Corp.	2,300	27,483
Daihatsu Motor Co. Ltd. (a)	3,400	52,109
Daiwa House Residential Investment Corp.	2	4,376
DIC Corp.	1,000	2,919
Ezaki Glico Co. Ltd.	100	4,053
FamilyMart Co. Ltd.	2,800	117,674
Fuji Heavy Industries Ltd.	900	29,951
FUJIFILM Holdings Corp.	1,600	57,056
Fujitsu Ltd.	8,000	54,641
Fukuoka Financial Group, Inc.	4,000	20,646
H2O Retailing Corp.	300	5,664
Hakuhodo DY Holdings, Inc.	3,400	36,261
Heiwa Corp.	4,200	82,617
Hikari Tsushin, Inc.	300	19,487
HIS Co. Ltd.	700	24,690
Hitachi Chemical Co. Ltd.	1,900	40,749
Hoshizaki Electric Co. Ltd.	100	6,529
Hoya Corp.	1,000	40,171
Inpex Corp.	2,800	30,948
Ito En Ltd. (a)	2,900	62,655
Itochu Techno-Solutions Corp.	1,200	24,966
Izumi Co. Ltd.	900	33,021
Japan Airlines Co. Ltd.	5,700	177,761
Kaken Pharmaceutical Co. Ltd.	1,000	29,018
Kao Corp.	1,200	60,038
Kawasaki Kisen Kaisha Ltd.	2,000	5,387

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Japan — (Continued)
KDDI Corp.	2,400	$54,444
Kewpie Corp.	3,100	75,584
Konica Minolta, Inc.	800	8,145
Kose Corp.	1,900	105,041
Kurita Water Industries Ltd.	900	21,801
Lawson, Inc.	700	48,622
Mazda Motor Corp.	700	14,236
MEIJI Holdings Co. Ltd.	100	12,216
Miraca Holdings, Inc.	100	4,611
Mitsubishi Motors Corp.	2,900	26,237
Mitsui & Co. Ltd.	800	10,753
MS&AD Insurance Group Holdings, Inc.	3,600	101,163
NH Foods Ltd.	1,000	23,081
Nihon Kohden Corp.	800	21,847
Nikon Corp.	400	5,370
Nippo Corp.	3,000	49,681
Nippon Accommodations Fund, Inc.	1	3,802
Nippon Telegraph & Telephone Corp.	1,100	67,848
Nissan Motor Co. Ltd.	800	8,165
Nitori Holdings Co. Ltd.	400	27,150
NOK Corp.	600	18,111
Nomura Real Estate Office Fund, Inc.	2	9,723
NTT DOCOMO, Inc.	3,400	59,126
Oriental Land Co. Ltd. (a)	800	60,671
Osaka Gas Co. Ltd.	3,000	12,575
Otsuka Corp.	1,200	51,232
Otsuka Holdings Co. Ltd.	4,800	150,474
Panasonic Corp.	6,100	80,214
Pola Orbis Holdings, Inc.	200	10,623
Ricoh Co. Ltd.	2,400	26,176
Ryohin Keikaku Co. Ltd.	600	87,355
Sawai Pharmaceutical Co. Ltd.	100	5,929
Seiko Epson Corp.	3,600	63,970
Sekisui Chemical Co. Ltd.	1,000	13,000
Seven & i Holdings Co. Ltd.	100	4,213
Shimamura Co. Ltd.	1,200	111,270
Shiseido Co. Ltd. (a)	200	3,557
Showa Shell Sekiyu KK	2,300	21,058
SKY Perfect JSAT Holdings, Inc.	8,100	50,387
Sompo Japan Nipponkoa Holdings, Inc.	600	18,687
Sony Corp. (b)	3,800	101,080
Sugi Holdings Co. Ltd.	800	39,625
Sumitomo Heavy Industries Ltd.	2,000	13,125

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Japan — (Continued)
Sumitomo Mitsui Financial Group, Inc.	600	$23,022
Sumitomo Rubber Industries Ltd.	700	12,946
Sundrug Co. Ltd.	900	46,829
T&D Holdings, Inc.	2,100	28,972
Tokai Rika Co. Ltd.	2,700	62,792
Tokio Marine Holdings, Inc.	1,300	49,198
Tokyo Gas Co. Ltd.	13,000	81,973
Toray Industries, Inc.	3,000	25,191
Toshiba Corp.	1,000	4,204
Toshiba TEC Corp.	9,000	59,662
Toyo Suisan Kaisha Ltd.	1,700	59,962
Toyoda Gosei Co. Ltd.	900	20,158
Toyota Boshoku Corp. (a)	3,600	45,148
Tsuruha Holdings, Inc.	1,200	92,058
West Japan Railway Co.	600	31,535
Yamada Denki Co. Ltd. (a)	9,100	37,561
Yamazaki Baking Co. Ltd.	8,000	144,557

		4,647,358

Jersey — (0.7%)
Phoenix Group Holdings	14,646	176,871

		176,871

Macau — (0.3%)
Wynn Macau Ltd.	33,600	72,721

		72,721

Netherlands — (2.2%)
Aegon NV	4,334	34,208
Akzo Nobel NV	430	32,521
ASML Holding NV	66	6,719
Delta Lloyd NV	3,772	71,057
Heineken Holding NV	631	43,440
Koninklijke Ahold NV	9,276	182,810
Koninklijke DSM NV	725	40,467
Koninklijke Philips NV	705	20,008
Royal Dutch Shell PLC	3,399	105,912

		537,142

New Zealand — (1.2%)
Air New Zealand Ltd.	33,192	67,827
Auckland International Airport Ltd.	8,218	27,732
Fisher & Paykel Healthcare Corp. Ltd.	21,400	105,595
Fletcher Building Ltd.	7,787	49,168

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
New Zealand — (Continued)
Spark New Zealand Ltd.	24,745	$55,298

		305,620

Norway — (1.7%)
Leroy Seafood Group ASA	1,569	45,752
Marine Harvest ASA	1,594	18,305
Norsk Hydro ASA	780	4,103
Salmar ASA	4,842	69,694
Statoil ASA	6,836	121,128
Telenor ASA	2,295	46,389
TGS Nopec Geophysical Co. ASA	823	18,259
Yara International ASA	1,740	88,521

		412,151

Portugal — (0.1%)
EDP - Energias de Portugal SA	3,808	14,253

		14,253

Singapore — (3.3%)
CapitaCommercial Trust	13,900	17,885
CapitaMall Trust	12,400	19,888
ComfortDelGro Corp. Ltd.	28,000	58,992
DBS Group Holdings Ltd.	4,400	65,309
Keppel Corp. Ltd.	4,000	26,245
Keppel REIT	81,000	70,861
M1 Ltd.	12,800	36,393
Mapletree Commercial Trust	42,600	49,690
Mapletree Industrial Trust	46,900	54,022
Oversea-Chinese Banking Corp. Ltd.	6,000	46,235
SATS Ltd.	26,200	58,829
Silverlake Axis Ltd.	7,400	7,391
Singapore Airlines Ltd.	15,900	138,518
Singapore Post Ltd.	9,900	14,146
Singapore Telecommunications Ltd.	5,900	18,839
StarHub Ltd.	11,700	37,104
Suntec Real Estate Investment Trust	10,400	14,064
United Overseas Bank Ltd.	3,600	60,363
Wilmar International Ltd.	10,400	24,717

		819,491

South Africa — (0.0%) (c)
Investec PLC	1,478	12,309

		12,309

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Spain — (1.5%)
Acerinox SA	178	$2,987
Amadeus IT Holding SA	945	40,557
Enagas SA	700	20,020
Endesa SA	6,143	118,757
Gas Natural SDG SA	1,252	28,123
Iberdrola SA	4,400	28,363
Mapfre SA	9,825	35,866
Prosegur Cia de Seguridad SA	1,517	8,635
Red Electrica Corp. SA	482	39,208
Telefonica SA	2,034	28,967
Viscofan SA	234	14,300

		365,783

Sweden — (2.6%)
Axfood AB	1,051	55,511
Electrolux AB (a)	1,277	36,604
Hennes & Mauritz AB	1,626	65,895
Holmen AB	472	15,927
ICA Gruppen AB (a)	1,408	47,200
Investor AB	1,729	68,907
Securitas AB	3,652	52,383
Skandinaviska Enskilda Banken AB	767	8,974
Skanska AB	1,246	27,942
Swedbank AB	127	3,035
Swedish Match AB	1,306	38,404
Tele2 AB	6,882	82,274
Telefonaktiebolaget LM Ericsson	6,457	81,161
TeliaSonera AB	9,361	59,483

		643,700

Switzerland — (4.9%)
ABB Ltd.	529	11,236
Actelion Ltd.	58	6,724
Adecco SA	242	20,181
Allreal Holding AG	23	3,363
Baloise Holding AG	613	81,224
DKSH Holding AG	53	4,333
Flughafen Zuerich AG	43	33,911
Geberit AG	72	27,057
Givaudan SA	18	32,653
Helvetia Holding AG	241	129,891
Kuehne + Nagel International AG	545	81,079
Nestle SA	160	12,091
Novartis AG	640	63,354

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Switzerland — (Continued)
Pargesa Holding SA	368	$25,896
PSP Swiss Property AG	67	6,322
Roche Holding AG	32	8,833
SGS SA	14	26,809
Swiss Life Holding AG	631	156,240
Swiss Re AG	1,680	162,759
Swisscom AG	148	86,015
Wolseley PLC	646	38,292
Zurich Insurance Group AG	537	182,059

		1,200,322

United Arab Emirates — (0.4%)
Dragon Oil PLC	11,875	105,154

		105,154

United States — (0.0%) (c)
Carnival PLC	188	9,199

		9,199

TOTAL COMMON STOCKS		24,563,882

RIGHTS — (0.0%) (c)

Spain — (0.0%) (c)
Telefonica SA Exp 04/17/15 (b)	2,034	328

TOTAL RIGHTS		328

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.6%) (Cost $24,853,539)		24,564,210

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (3.0%) (Cost $747,297)
State Street Navigator Securities Lending Prime Portfolio, 0.16%	747,297	747,297

TOTAL INVESTMENTS — (102.6%) (Cost $25,600,836)		25,311,507

OTHER ASSETS & LIABILITIES — (-2.6%)		(648,529)

NET ASSETS — (100.0%)		$24,662,978

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.9%)

Brazil — (4.1%)
Ambev SA	18,134	$104,681
Banco Bradesco SA	4,785	44,420
Banco do Brasil SA	8,232	59,008
BB Seguridade Participacoes SA	1,158	11,884
Bolsa de Valores Mercadorias e Futuros SA	7,331	25,598
BRF SA	2,700	53,475
CCR SA	3,730	19,023
Cielo SA	4,116	58,841
Embraer SA	12,604	96,814
Itau Unibanco Holding SA	10,289	113,671
JBS SA	19,420	86,281
Kroton Educacional SA	7,846	25,261
Petroleo Brasileiro SA	20,321	61,864
Tim Participacoes SA	24,822	82,634
Ultrapar Participacoes SA	1,930	39,148
Vale SA	5,144	24,866

		907,469

Chile — (5.7%)
Aguas Andinas SA	122,113	71,587
Banco de Credito e Inversiones	1,814	81,229
Banco Santander Chile	6,688	144,996
Cencosud SA	39,369	93,446
Cia Cervecerias Unidas SA	4,116	85,448
Colbun SA	29,093	8,610
Corpbanca SA	9,857,190	104,422
Empresa Nacional de Electricidad SA	69,719	104,395
Empresas CMPC SA	35,484	97,425
Empresas COPEC SA	8,137	94,762
Enersis SA	11,290	183,575
Latam Airlines Group SA (a)	3,547	28,589
SACI Falabella	10,062	77,105
Sociedad Matriz del Banco de Chile SA	142,362	41,644
Sociedad Quimica y Minera de Chile SA	2,316	42,267

		1,259,500

China — (6.9%)
Agricultural Bank of China Ltd.	84,000	41,604
Baidu, Inc. (a)	208	43,347
Bank of China Ltd.	233,000	134,636
Bank of Communications Co. Ltd.	109,000	93,492
China Construction Bank Corp.	201,000	166,959

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
China — (Continued)
China Everbright Bank Co. Ltd.	223,000	$122,817
China Life Insurance Co. Ltd.	18,000	78,820
China Merchants Bank Co. Ltd.	45,000	109,931
China Minsheng Banking Corp. Ltd.	59,000	72,066
China Pacific Insurance Group Co. Ltd.	10,800	51,402
China Petroleum & Chemical Corp.	88,000	70,032
China Shenhua Energy Co. Ltd.	19,500	49,800
CITIC Securities Co. Ltd.	12,000	44,499
Haitong Securities Co. Ltd.	8,000	19,481
Industrial & Commercial Bank of China Ltd.	153,000	112,879
PetroChina Co. Ltd.	74,000	81,893
Ping An Insurance Group Co. of China Ltd.	9,000	108,190
Tencent Holdings Ltd.	5,700	108,221

		1,510,069

Colombia — (3.1%)
Almacenes Exito SA	8,952	86,152
Banco Davivienda SA	8,012	78,031
Bancolombia SA	9,008	84,957
Corp. Financiera Colombiana SA	2,553	35,066
Ecopetrol SA	233,174	177,278
Grupo Argos SA	5,364	34,360
Grupo de Inversiones Suramericana SA	9,814	126,787
Grupo Nutresa SA	7,023	61,911

		684,542

India — (4.4%)
Axis Bank Ltd.	2,058	92,095
HDFC Bank Ltd.	1,169	68,842
ICICI Bank Ltd.	9,780	101,321
Infosys Ltd.	4,578	160,596
Larsen & Toubro Ltd.	1,086	30,299
Mahindra & Mahindra Ltd.	2,772	53,084
Reliance Industries Ltd. (b)	3,226	85,328
Sesa Sterlite Ltd.	3,858	47,839
State Bank of India	2,444	103,381
Tata Motors Ltd.	2,778	125,177
Tata Steel Ltd.	13,494	68,820
Wipro Ltd.	1,800	23,976

		960,758

Indonesia — (6.3%)
Adaro Energy Tbk PT	624,600	45,382
Astra International Tbk PT	172,900	113,393

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Indonesia — (Continued)
Bank Central Asia Tbk PT	124,400	$141,050
Bank Mandiri Persero Tbk PT	98,100	93,598
Bank Negara Indonesia Persero Tbk PT	164,800	91,065
Bank Rakyat Indonesia Persero Tbk PT	138,500	140,619
Bumi Serpong Damai Tbk PT	145,400	23,742
Indocement Tunggal Prakarsa Tbk PT	40,300	67,578
Indofood Sukses Makmur Tbk PT	84,500	48,147
Jasa Marga Persero Tbk PT	49,700	27,368
Kalbe Farma Tbk PT	323,000	46,072
Lippo Karawaci Tbk PT	33,500	3,459
Matahari Department Store Tbk PT	25,100	37,818
Media Nusantara Citra Tbk PT	119,600	26,207
Perusahaan Gas Negara Persero Tbk PT	259,800	95,376
Semen Indonesia Persero Tbk PT	70,800	73,914
Surya Citra Media Tbk PT	32,100	8,335
Telekomunikasi Indonesia Persero Tbk PT	632,000	139,693
Tower Bersama Infrastructure Tbk PT	81,100	58,770
United Tractors Tbk PT	55,700	92,869
XL Axiata Tbk PT	29,100	9,682

		1,384,137

Malaysia — (9.0%)
AMMB Holdings Bhd	38,800	66,631
Axiata Group Bhd	56,400	107,820
British American Tobacco Malaysia Bhd	6,500	120,505
CIMB Group Holdings Bhd	70,000	117,565
DiGi.Com Bhd	87,400	148,676
Gamuda Bhd	2,000	2,754
Genting Bhd	3,400	8,263
Genting Malaysia Bhd	46,800	53,453
Hong Leong Bank Bhd	10,200	39,274
IJM Corp. Bhd	33,100	64,350
IOI Corp. Bhd	78,800	97,662
Kuala Lumpur Kepong Bhd	2,400	14,762
Malayan Banking Bhd	77,300	194,737
Maxis Bhd	47,500	92,217
MISC Bhd	24,500	56,164
Petronas Chemicals Group Bhd	31,700	48,275
Public Bank Bhd	25,400	129,486
RHB Capital Bhd	24,500	52,394
Sime Darby Bhd	46,800	117,142
Telekom Malaysia Bhd	50,500	99,132
Tenaga Nasional Bhd	45,800	177,586

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Malaysia — (Continued)
UMW Holdings Bhd	24,300	$71,125
YTL Corp. Bhd	208,900	94,198

		1,974,171

Mexico — (5.1%)
Alfa SAB de CV (a)	28,295	57,206
America Movil SAB de CV	166,553	171,208
Arca Continental SAB de CV (a)	13,890	85,423
Coca-Cola Femsa SAB de CV	5,402	43,176
Fibra Uno Administracion SA de CV	37,297	98,933
Gruma SAB de CV	7,588	96,450
Grupo Bimbo SAB de CV (a)	18,134	51,494
Grupo Financiero Banorte SAB de CV	13,762	79,965
Grupo Financiero Inbursa SAB de CV (c)	14,662	37,073
Grupo Financiero Santander Mexico SAB de CV	13,504	29,562
Grupo Mexico SAB de CV	36,397	107,631
Kimberly-Clark de Mexico SAB de CV	47,201	99,085
Promotora y Operadora de Infraestructura SAB de CV (a)	1,028	10,980
Wal-Mart de Mexico SAB de CV	58,390	146,068

		1,114,254

Philippines — (8.1%)
Alliance Global Group, Inc.	14,100	8,359
Ayala Corp.	4,230	75,231
Ayala Land, Inc.	104,200	89,747
Bank of the Philippine Islands	52,680	118,442
BDO Unibank, Inc.	59,180	163,771
DMCI Holdings, Inc.	252,300	87,487
Energy Development Corp.	689,600	131,132
GT Capital Holdings, Inc.	3,335	99,826
International Container Terminal Services, Inc.	23,180	56,005
JG Summit Holdings, Inc.	77,840	126,251
Jollibee Foods Corp.	14,010	68,953
Megaworld Corp.	554,900	67,407
Metro Pacific Investments Corp.	637,500	68,884
Metropolitan Bank & Trust Co.	39,649	86,527
Philippine Long Distance Telephone Co.	3,185	203,498
Security Bank Corp.	25,500	98,121
SM Investments Corp.	4,700	94,578
SM Prime Holdings, Inc.	69,300	30,976
Universal Robina Corp.	17,980	90,906

		1,766,101

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Poland — (8.6%)
Alior Bank SA (a)	2,146	$47,148
Asseco Poland SA	5,385	83,797
Bank Pekao SA	2,902	140,680
Bank Zachodni WBK SA	990	90,083
Cyfrowy Polsat SA	4,739	31,185
Enea SA	23,867	103,991
Energa SA	23,158	152,086
KGHM Polska Miedz SA	3,956	125,206
LPP SA	6	11,195
Lubelski Wegiel Bogdanka SA	2,083	46,094
mBank	47	5,459
Orange Polska SA	49,099	123,411
PGE Polska Grupa Energetyczna SA	35,551	195,406
Polski Koncern Naftowy Orlen SA	11,476	179,336
Polskie Gornictwo Naftowe i Gazownictwo SA	89,886	130,390
Powszechna Kasa Oszczednosci Bank Polski SA	16,325	146,393
Powszechny Zaklad Ubezpieczen SA	1,256	161,990
Tauron Polska Energia SA	103,106	119,926

		1,893,776

Russia — (4.5%)
Gazprom OAO	33,302	158,318
Lukoil OAO	3,499	162,074
Magnit PJSC	1,260	64,323
MMC Norilsk Nickel OJSC	7,625	135,458
NOVATEK OAO	779	58,425
Rosneft OAO	20,579	88,593
Sberbank of Russia	13,612	59,811
Surgutneftegas OAO	22,741	140,084
Tatneft OAO	3,279	97,681
Yandex NV (a)	1,943	29,466

		994,233

South Africa — (6.5%)
AngloGold Ashanti Ltd. (a)	1,269	12,222
Aspen Pharmacare Holdings Ltd.	672	21,298
Barclays Africa Group Ltd.	2,382	36,370
Bidvest Group Ltd. (The)	2,592	70,314
FirstRand Ltd.	15,342	70,706
Gold Fields Ltd.	13,052	55,283
Growthpoint Properties Ltd.	24,160	57,168
Mediclinic International Ltd.	7,110	71,586
Mr Price Group Ltd.	1,890	40,559
MTN Group Ltd.	8,118	137,352

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
South Africa — (Continued)
Naspers Ltd.	864	$133,348
Nedbank Group Ltd.	879	17,250
Netcare Ltd.	43,950	151,261
Redefine Properties Ltd.	68,226	69,824
Remgro Ltd.	1,382	30,318
RMB Holdings Ltd.	5,377	31,012
Sanlam Ltd.	9,833	63,601
Sasol Ltd.	1,871	63,648
Shoprite Holdings Ltd.	2,321	31,468
Standard Bank Group Ltd.	7,047	97,711
Steinhoff International Holdings Ltd.	14,479	90,856
Tiger Brands Ltd.	1,562	39,370
Woolworths Holdings Ltd.	6,158	43,785

		1,436,310

South Korea — (7.9%)
Amorepacific Corp.	21	63,504
AMOREPACIFIC Group	30	40,561
BS Financial Group, Inc.	1,348	18,468
Coway Co. Ltd.	541	44,618
Daum Kakao Corp.	179	18,619
E-Mart Co. Ltd.	34	7,140
Hana Financial Group, Inc.	838	21,716
Hankook Tire Co. Ltd.	880	35,971
Hyundai Engineering & Construction Co. Ltd.	665	30,210
Hyundai Glovis Co. Ltd.	214	43,593
Hyundai Mobis Co. Ltd.	228	50,657
Hyundai Motor Co.	351	53,309
Hyundai Steel Co.	8	526
Hyundai Wia Corp.	237	30,227
Industrial Bank of Korea	2,894	34,823
Kangwon Land, Inc.	404	12,618
KB Financial Group, Inc.	1,266	44,845
Kia Motors Corp.	1,591	64,819
Korea Aerospace Industries Ltd.	549	27,909
Korea Electric Power Corp.	1,322	54,813
Korea Zinc Co. Ltd.	70	26,752
KT Corp. (a)	1,070	27,969
KT&G Corp.	619	49,489
LG Chem Ltd.	201	40,945
LG Display Co. Ltd.	1,466	41,359
LG Electronics, Inc.	1,009	53,567
LG Household & Health Care Ltd.	73	55,336

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
South Korea — (Continued)
LG Uplus Corp.	6,807	$67,490
NAVER Corp.	29	17,539
NCSoft Corp.	102	16,687
Orion Corp.	19	19,831
POSCO	270	59,502
Samsung C&T Corp.	363	19,435
Samsung Electronics Co. Ltd.	153	198,723
Samsung Fire & Marine Insurance Co. Ltd.	198	47,740
Samsung Heavy Industries Co. Ltd.	637	10,364
Samsung Life Insurance Co. Ltd.	644	56,131
Shinhan Financial Group Co. Ltd.	1,044	39,475
SK Holdings Co. Ltd.	73	11,186
SK Hynix, Inc.	1,872	76,858
SK Telecom Co. Ltd.	314	77,124
Woori Bank	3,684	31,147

		1,743,595

Spain — (0.2%)
Cemex Latam Holdings SA (a)	6,520	33,884

		33,884

Taiwan — (9.2%)
Acer, Inc. (a)	6,000	3,873
Advanced Semiconductor Engineering, Inc.	33,000	44,559
Advantech Co. Ltd.	1,000	7,622
Asustek Computer, Inc.	6,000	60,403
AU Optronics Corp.	82,000	41,275
Catcher Technology Co. Ltd.	2,000	20,965
Cathay Financial Holding Co. Ltd.	36,000	57,526
Chailease Holding Co. Ltd.	2,000	4,986
Chang Hwa Commercial Bank Ltd.	3,000	1,735
Cheng Shin Rubber Industry Co. Ltd.	15,000	34,468
Chicony Electronics Co. Ltd.	9,000	25,254
China Development Financial Holding Corp.	88,000	30,515
China Life Insurance Co. Ltd.	38,000	33,094
China Steel Corp.	25,000	20,773
Chunghwa Telecom Co. Ltd.	16,000	50,879
Compal Electronics, Inc.	25,000	20,813
CTBC Financial Holding Co. Ltd.	61,000	40,550
Delta Electronics, Inc.	2,000	12,624
E.Sun Financial Holding Co. Ltd.	21,000	12,852
Eva Airways Corp. (a)	44,000	32,272
Far Eastern New Century Corp.	24,000	24,775
Far EasTone Telecommunications Co. Ltd.	24,000	57,910

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Taiwan — (Continued)
First Financial Holding Co. Ltd.	39,000	$23,183
Foxconn Technology Co. Ltd.	12,000	32,215
Fubon Financial Holding Co. Ltd.	25,000	44,903
Giant Manufacturing Co. Ltd.	1,000	9,652
Hon Hai Precision Industry Co. Ltd.	42,000	122,953
Hotai Motor Co. Ltd.	1,000	15,452
HTC Corp. (a)	1,000	4,458
Hua Nan Financial Holdings Co. Ltd.	69,000	39,473
Innolux Corp.	88,000	44,014
Inotera Memories, Inc. (a)	30,000	40,029
Inventec Corp.	26,000	18,821
Largan Precision Co. Ltd.	1,000	86,130
Lite-On Technology Corp.	19,000	24,623
MediaTek, Inc.	3,000	40,604
Mega Financial Holding Co. Ltd.	38,000	31,515
Nan Ya Plastics Corp.	3,000	6,664
Novatek Microelectronics Corp.	3,000	15,532
Pegatron Corp.	18,000	48,725
Pou Chen Corp.	21,000	29,396
President Chain Store Corp.	4,000	30,106
Quanta Computer, Inc.	6,000	14,497
Radiant Opto-Electronics Corp.	4,000	12,451
Ruentex Development Co. Ltd.	9,000	13,806
Shin Kong Financial Holding Co. Ltd.	11,000	3,125
Siliconware Precision Industries Co. Ltd.	29,000	48,287
Simplo Technology Co. Ltd.	7,000	35,235
SinoPac Financial Holdings Co. Ltd.	48,000	20,019
Synnex Technology International Corp.	12,000	16,222
Taishin Financial Holding Co. Ltd.	25,000	10,626
Taiwan Cement Corp.	25,000	35,235
Taiwan Cooperative Financial Holding Co. Ltd.	28,000	14,183
Taiwan Mobile Co. Ltd.	21,000	73,490
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	181,352
Teco Electric and Machinery Co. Ltd.	30,000	28,571
Uni-President Enterprises Corp.	18,000	30,144
United Microelectronics Corp.	60,000	29,722
Vanguard International Semiconductor Corp.	18,000	30,604
Wistron Corp.	30,000	25,503
WPG Holdings Ltd.	9,000	11,592
Yuanta Financial Holding Co. Ltd.	60,000	30,201

		2,013,036

Thailand — (6.5%)
Advanced Info Service PCL	14,500	105,608

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Thailand — (Continued)
Airports of Thailand PCL	3,700	$31,838
Bangkok Bank PCL	24,400	139,097
Bangkok Dusit Medical Services PCL	66,600	40,320
Banpu PCL	32,300	29,282
Big C Supercenter PCL	2,500	17,671
BTS Group Holdings PCL	47,300	13,300
Bumrungrad Hospital PCL	6,300	29,428
Central Pattana PCL	6,200	8,145
Charoen Pokphand Foods PCL	51,900	35,887
CP ALL PCL	15,300	19,278
Intouch Holdings PCL	20,500	48,667
Kasikornbank PCL	15,500	109,081
Krung Thai Bank PCL	89,900	62,991
Land & Houses PCL	95,200	28,525
Minor International PCL	11,600	12,477
PTT Exploration & Production PCL	36,200	121,260
PTT Global Chemical PCL	34,500	55,397
PTT PCL	11,500	114,152
Ratchaburi Electricity Generating Holding PCL	35,800	67,386
Siam Cement PCL (The)	4,800	75,526
Siam Commercial Bank PCL (The)	17,700	96,822
Thai Beverage PCL	185,900	103,677
Thai Union Frozen Products PCL	109,600	67,700

		1,433,515

Turkey — (3.8%)
Akbank TAS	18,312	53,952
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	4,887	40,843
BIM Birlesik Magazalar AS	3,530	62,674
Coca-Cola Icecek AS	518	8,768
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,703	25,794
Eregli Demir ve Celik Fabrikalari TAS	50,194	78,099
Haci Omer Sabanci Holding AS	12,467	44,077
TAV Havalimanlari Holding AS	9,440	79,076
Tupras Turkiye Petrol Rafinerileri AS	3,127	74,246
Turk Hava Yollari AO (a)	21,500	71,128
Turkcell Iletisim Hizmetleri AS (a)	18,731	96,306
Turkiye Garanti Bankasi AS	21,505	70,648
Turkiye Halk Bankasi AS	8,217	40,666
Turkiye Is Bankasi	28,992	65,543
Turkiye Vakiflar Bankasi TAO	17,568	28,823

		840,643

TOTAL COMMON STOCKS		21,949,993

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value

RIGHTS — (0.0%) (d)

Philippines — (0.0%) (d)
GT Capital Holdings, Inc. Exp 04/07/15 (a)	2,965	$332

TOTAL RIGHTS		332

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $22,338,235)		21,950,325

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (0.1%) (Cost $28,145)
State Street Navigator Securities Lending Prime Portfolio, 0.16%	28,145	28,145

TOTAL INVESTMENTS — (100.0%) (Cost $22,366,380)		21,978,470

OTHER ASSETS & LIABILITIES — (0.0%) (d)		10,156

NET ASSETS — (100.0%)		$21,988,626

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(c)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(d)	Amount shown represents less than 0.05% of net assets.

PCL = Public Company Limited

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.7%)

Australia — (3.9%)
Abacus Property Group	7,015	$15,595
Automotive Holdings Group Ltd.	4,223	13,550
BWP Trust	3,190	7,311
Charter Hall Retail REIT	5,389	17,662
Cromwell Property Group	20,510	17,784
CSR Ltd.	6,393	19,682
Downer EDI Ltd.	8,958	30,590
Investa Office Fund	1,620	4,827
JB Hi-Fi Ltd.	2,643	37,697
M2 Group Ltd.	1,869	14,478
McMillan Shakespeare Ltd.	486	4,418
Metcash Ltd. (a)	12,677	15,011
Mineral Resources Ltd.	1,959	10,102
Monadelphous Group Ltd. (a)	3,205	24,460
Myer Holdings Ltd. (a)	19,518	20,204
Northern Star Resources Ltd.	7,924	13,923
Nufarm Ltd.	3,773	19,168
Sirtex Medical Ltd.	216	3,432
Transfield Services Ltd. (b)	3,707	3,866

		293,760

Belgium — (0.4%)
Befimmo SA	131	8,892
Mobistar SA (b)	674	14,630
Nyrstar NV (b)	1,836	7,181

		30,703

Bermuda — (1.5%)
Aspen Insurance Holdings Ltd.	750	35,423
Endurance Specialty Holdings Ltd.	390	23,845
Maiden Holdings Ltd.	2,550	37,816
Montpelier Re Holdings Ltd.	300	11,532

		108,616

Brazil — (0.2%)
Multiplus SA	600	6,142
Odontoprev SA	2,850	9,693

		15,835

Britain — (3.1%)
Assura PLC	4,738	4,379
Betfair Group PLC	930	30,856
Dart Group PLC	6,747	36,258

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Britain — (Continued)
De La Rue PLC	269	$2,216
Debenhams PLC	14,564	16,280
Electrocomponents PLC	465	1,667
Galliford Try PLC	345	7,298
Go-Ahead Group PLC	954	32,998
Greggs PLC	2,438	36,988
Kier Group PLC	353	8,322
Londonmetric Property PLC	1,841	4,422
Marshalls PLC	659	2,720
Moneysupermarket.com Group PLC	4,105	16,411
Premier Farnell PLC	1,367	3,754
Rank Group PLC	3,386	9,354
Workspace Group PLC	218	2,765
WS Atkins PLC	933	17,687

		234,375

Canada — (4.2%)
Artis Real Estate Investment Trust	1,500	17,742
Celestica, Inc. (b)	1,781	19,772
Centerra Gold, Inc.	264	1,288
Cogeco Cable, Inc.	20	1,072
Dominion Diamond Corp. (b)	1,781	30,431
Domtar Corp.	606	28,009
Dream Global Real Estate Investment Trust	3,284	25,515
Intertape Polymer Group, Inc.	1,842	25,496
Manitoba Telecom Services, Inc.	863	16,361
Mercer International, Inc. (b)	2,606	40,028
North West Co., Inc. (The)	1,089	21,522
Parkland Fuel Corp.	1,943	38,154
Pure Industrial Real Estate Trust	1,506	6,005
RONA, Inc.	473	6,050
Superior Plus Corp.	401	4,493
Toromont Industries Ltd.	140	3,619
Transcontinental, Inc.	2,174	30,040

		315,597

Cayman Islands — (0.1%)
Greenlight Capital Re Ltd. (b)	300	9,540

		9,540

China — (5.9%)
China Biologic Products, Inc. (b)	150	14,326
China BlueChemical Ltd.	48,000	18,326
China Communications Services Corp. Ltd.	84,000	37,270

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
China — (Continued)
China Hongqiao Group Ltd.	14,800	$8,876
China Machinery Engineering Corp.	38,000	38,426
China Zhongwang Holdings Ltd.	70,800	31,688
Chongqing Rural Commercial Bank Co. Ltd.	59,000	38,278
Jiangnan Group Ltd.	40,000	8,616
Jingwei Textile Machinery	30,000	40,087
People’s Insurance Co. Group of China Ltd.	38,000	19,311
Shenzhen Expressway Co. Ltd.	52,000	40,645
Sichuan Expressway Co. Ltd.	30,000	12,692
Sino-Ocean Land Holdings Ltd.	4,500	2,722
SOHO China Ltd.	45,000	30,646
Sunac China Holdings Ltd.	38,000	32,986
Tong Ren Tang Technologies Co. Ltd.	12,000	17,645
West China Cement Ltd.	58,000	8,753
Yangzijiang Shipbuilding Holdings Ltd.	35,700	32,923
Zhejiang Expressway Co. Ltd.	4,000	5,304

		439,520

Denmark — (0.4%)
Bavarian Nordic A/S (b)	197	10,111
NKT Holding A/S	114	7,291
SimCorp A/S	455	14,914

		32,316

Faroe Islands — (0.4%)
Bakkafrost P/F	1,265	27,390

		27,390

Finland — (0.3%)
Cramo Oyj	345	6,158
Tieto Oyj	627	14,748

		20,906

France — (1.2%)
Mercialys SA	224	5,686
Metropole Television SA	956	19,149
Neopost SA	246	13,514
Rallye SA	480	18,053
UBISOFT Entertainment (b)	1,593	29,436

		85,838

Germany — (0.4%)
alstria office REIT-AG	354	4,979
Bechtle AG	30	2,145
Jungheinrich AG	144	9,279

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Germany — (Continued)
Sixt SE	77	$3,431
Wincor Nixdorf AG	249	11,697

		31,531

Gibraltar — (0.0%) (c)
888 Holdings PLC	1,134	2,559

		2,559

Hong Kong — (0.5%)
Poly Property Group Co. Ltd.	12,000	5,835
Sa Sa International Holdings Ltd.	6,000	2,933
Yuexiu Real Estate Investment Trust	44,000	25,084

		33,852

Ireland — (0.8%)
Aer Lingus Group PLC	11,043	27,515
UDG Healthcare PLC	4,463	31,305

		58,820

Israel — (0.7%)
Cellcom Israel Ltd. (b)	2,465	11,920
Israel Discount Bank Ltd. (b)	22,354	37,831

		49,751

Italy — (1.1%)
DiaSorin SpA	315	13,847
ERG SpA	1,872	24,468
Societa Cattolica di Assicurazioni SCRL	4,694	40,911

		79,226

Japan — (11.7%)
Adastria Holdings Co. Ltd.	100	2,768
Aeon Delight Co. Ltd.	800	19,165
Aisan Industry Co. Ltd.	1,700	14,672
Alpine Electronics, Inc.	300	5,011
Amano Corp.	200	2,397
Arcs Co. Ltd.	800	19,219
Asahi Holdings, Inc.	400	6,861
Calsonic Kansei Corp.	3,000	19,937
Chiyoda Co. Ltd.	500	11,286
Coca-Cola West Co. Ltd.	200	3,312
Dena Co. Ltd.	200	3,921
Doutor Nichires Holdings Co. Ltd.	600	10,061
Duskin Co. Ltd.	200	3,469
Dydo Drinco, Inc.	900	36,210

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Japan — (Continued)
EDION Corp.	3,800	$28,645
Foster Electric Co. Ltd.	100	2,502
Geo Holdings Corp.	3,300	34,919
Hazama Ando Corp.	500	2,864
Heiwado Co. Ltd.	800	18,358
Hitachi Kokusai Electric, Inc.	1,000	13,442
Hitachi Maxell Ltd.	1,400	24,258
Inaba Denki Sangyo Co. Ltd.	800	29,018
Keihin Corp.	900	13,816
Kokuyo Co. Ltd.	2,000	18,728
Komori Corp.	500	6,383
Kura Corp.	500	18,532
Kuroda Electric Co. Ltd.	1,800	28,848
KYORIN Holdings, Inc.	300	7,189
Kyudenko Corp.	2,000	21,880
Maeda Road Construction Co. Ltd.	1,000	16,252
Matsumotokiyoshi Holdings Co. Ltd.	100	3,569
Mirait Holdings Corp.	1,400	15,690
Morinaga & Co. Ltd.	2,000	7,038
Morinaga Milk Industry Co. Ltd.	6,000	22,814
Namura Shipbuilding Co. Ltd.	900	8,518
NEC Networks & System Integration Corp.	1,100	22,179
NET One Systems Co. Ltd.	2,400	16,410
Nichii Gakkan Co.	1,400	12,351
Nippon Gas Co. Ltd.	300	7,430
Nishimatsuya Chain Co. Ltd.	3,900	34,439
Nissha Printing Co. Ltd.	1,400	25,624
Nitto Kogyo Corp.	300	5,594
Noritz Corp.	300	4,933
Pal Co. Ltd.	300	8,555
Plenus Co. Ltd.	600	11,157
Saizeriya Co. Ltd.	1,100	21,298
San-In Godo Bank Ltd. (The)	1,000	8,264
Sankyo Tateyama, Inc.	900	17,418
Senshu Ikeda Holdings, Inc.	500	2,381
Showa Corp.	1,200	12,148
St Marc Holdings Co. Ltd.	400	13,625
Sumitomo Bakelite Co. Ltd.	1,000	4,461
Sumitomo Seika Chemicals Co. Ltd.	1,000	7,138
T-Gaia Corp.	2,700	35,775
Taikisha Ltd.	200	4,986
Takuma Co. Ltd.	2,000	15,710
TS Tech Co. Ltd.	300	8,118

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Japan — (Continued)
Unipres Corp.	200	$4,086
Valor Co. Ltd.	1,200	26,006
Welcia Holdings Co. Ltd.	200	7,480
Xebio Co. Ltd.	600	10,432
Yaoko Co. Ltd.	200	7,505
Yorozu Corp.	300	6,316
Yoshinoya Holdings Co. Ltd.	600	6,549

		869,920

Netherlands — (0.7%)
BE Semiconductor Industries NV	909	29,156
BinckBank NV	183	1,490
Brunel International NV	140	2,676
PostNL NV (b)	897	3,817
TKH Group NV	501	17,730

		54,869

New Zealand — (0.8%)
Chorus Ltd. (b)	17,013	36,360
Infratil Ltd.	8,376	19,974

		56,334

Norway — (0.6%)
Akastor ASA	17,608	35,417
Borregaard ASA	1,212	8,948
Tomra Systems ASA	375	3,152

		47,517

Portugal — (0.0%) (c)
REN - Redes Energeticas Nacionais SGPS SA	506	1,485

		1,485

Singapore — (0.9%)
CDL Hospitality Trusts	2,600	3,326
Frasers Centrepoint Trust	3,300	4,860
Kulicke & Soffa Industries, Inc. (b)	612	9,566
Sheng Siong Group Ltd.	32,500	18,955
SMRT Corp. Ltd.	1,500	1,750
Venture Corp. Ltd.	3,900	24,309
Wing Tai Holdings Ltd.	2,400	3,359

		66,125

South Africa — (4.0%)
Astral Foods Ltd.	939	13,950
Barloworld Ltd.	1,158	8,869

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
South Africa — (Continued)
Capital Property Fund (b)	3,728	$4,308
DataTec Ltd.	7,455	36,917
Emira Property Fund	20,793	30,805
Lewis Group Ltd.	5,375	34,336
Liberty Holdings Ltd.	2,847	39,440
MMI Holdings Ltd.	8,574	23,225
Net 1 UEPS Technologies, Inc. (b)	642	8,796
Pioneer Foods Ltd.	173	2,539
Reunert Ltd.	4,123	20,424
Sibanye Gold Ltd.	17,496	37,429
Telkom SA SOC Ltd. (b)	5,967	39,004

		300,042

South Korea — (5.9%)
AK Holdings, Inc.	47	4,160
Bukwang Pharmaceutical Co. Ltd.	252	5,996
Dongbu Insurance Co. Ltd.	846	37,708
Dongwon F&B Co. Ltd.	32	11,537
GS Home Shopping, Inc.	51	10,210
GS Retail Co. Ltd.	438	13,186
Halla Holdings Corp.	599	38,225
Hanil Cement Co. Ltd.	86	14,147
Hyundai Hysco Co. Ltd.	134	7,694
Hyundai Marine & Fire Insurance Co. Ltd.	1,617	36,146
KH Vatec Co. Ltd.	363	10,454
Koh Young Technology, Inc.	483	19,351
Kolon Industries, Inc.	578	26,101
Korean Reinsurance Co.	3,943	36,251
Kwang Dong Pharmaceutical Co. Ltd.	1,703	22,027
LF Corp.	983	28,087
LG International Corp.	41	1,391
LIG Insurance Co. Ltd.	1,856	38,142
Macquarie Korea Infrastructure Fund	1,212	8,554
Meritz Fire & Marine Insurance Co. Ltd.	3,433	35,275
Partron Co. Ltd.	1,932	24,902
Seah Besteel Corp.	111	3,337
SK Gas Ltd.	63	5,111
Webzen, Inc. (b)	86	2,178

		440,170

Spain — (0.1%)
Tecnicas Reunidas SA	242	10,162

		10,162

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Sweden — (1.6%)
Bilia AB	1,125	$40,439
Clas Ohlson AB	1,395	22,687
Haldex AB	708	10,693
Indutrade AB	144	6,604
Loomis AB	453	13,862
Peab AB	2,912	22,927

		117,212

Switzerland — (1.5%)
Gategroup Holding AG	1,055	35,681
Implenia AG	170	11,166
Kaba Holding AG	2	1,205
Kuoni Reisen Holding AG	47	15,460
Logitech International SA	1,209	15,995
Mobimo Holding AG	32	7,558
Schweiter Technologies AG	12	10,310
Schweizerische National-Versicherungs-Gesellschaft AG	113	10,162
Valora Holding AG	29	6,479

		114,016

Taiwan — (4.7%)
Cheng Uei Precision Industry Co. Ltd.	15,000	27,804
Chin-Poon Industrial Co. Ltd.	2,000	4,033
Coretronic Corp.	21,000	32,148
Everlight Electronics Co. Ltd.	3,000	6,798
Feng TAY Enterprise Co. Ltd.	1,000	6,024
Gigabyte Technology Co. Ltd.	30,000	37,200
Great Wall Enterprise Co. Ltd.	6,000	5,034
Highwealth Construction Corp.	3,000	7,095
King Yuan Electronics Co. Ltd.	2,000	1,818
King’s Town Bank Co. Ltd.	3,000	2,872
Micro-Star International Co. Ltd.	29,000	34,431
Primax Electronics Ltd.	26,000	35,730
Realtek Semiconductor Corp.	2,000	6,392
Taiwan Business Bank (b)	92,000	27,932
Tripod Technology Corp.	8,000	16,107
Wan Hai Lines Ltd.	27,000	33,308
Win Semiconductors Corp.	6,000	8,217
Wistron NeWeb Corp.	2,000	4,596
WT Microelectronics Co. Ltd.	12,000	18,543
Yageo Corp.	15,000	30,920

		347,002

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Thailand — (0.0%) (c)
Fabrinet (b)	146	$2,772

		2,772

United States — (42.1%)
Aaron’s, Inc.	845	23,922
Abercrombie & Fitch Co. (a)	1,400	30,856
ABIOMED, Inc. (b)	261	18,682
ABM Industries, Inc.	773	24,628
AG Mortgage Investment Trust, Inc.	1,935	36,455
Alacer Gold Corp.	1,406	3,042
Alon USA Energy, Inc.	869	14,399
American Capital Mortgage Investment Corp.	1,617	29,041
American Eagle Outfitters, Inc.	392	6,695
American Equity Investment Life Holding Co.	1,230	35,830
American National Insurance Co.	375	36,896
American Public Education, Inc. (b)	461	13,821
American States Water Co.	111	4,428
American Woodmark Corp. (b)	81	4,433
AMN Healthcare Services, Inc. (b)	707	16,310
Analogic Corp.	72	6,545
Anixter International, Inc. (b)	261	19,870
ANN, Inc. (b)	171	7,016
Anworth Mortgage Asset Corp.	6,151	31,309
Apollo Commercial Real Estate Finance, Inc.	2,169	37,263
Apollo Education Group, Inc. (b)	378	7,152
Apollo Residential Mortgage, Inc.	2,303	36,733
Ascena Retail Group, Inc. (b)	1,802	26,147
Avid Technology, Inc. (b)	2,483	36,997
Avista Corp.	497	16,987
AVX Corp.	621	8,862
Babcock & Wilcox Co. (The)	342	10,975
Barnes & Noble, Inc. (b)	425	10,094
Benchmark Electronics, Inc. (b)	993	23,862
Big Lots, Inc.	507	24,351
Bio-Reference Laboratories, Inc. (b)	1,079	38,024
Blackstone Mortgage Trust, Inc.	407	11,547
Bloomin’ Brands, Inc.	185	4,501
Boise Cascade Co. (b)	216	8,091
BP Prudhoe Bay Royalty Trust	437	25,433
Briggs & Stratton Corp.	113	2,321
Brink’s Co. (The)	255	7,046
Buckle, Inc. (The) (a)	306	15,634
CACI International, Inc. (b)	221	19,872
Cal-Maine Foods, Inc. (a)	29	1,133

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
United States — (Continued)
Cambrex Corp. (b)	171	$6,777
Capstead Mortgage Corp.	2,420	28,483
Cash America International, Inc.	1,457	33,948
Cato Corp. (The)	743	29,423
Chatham Lodging Trust	488	14,352
Chemed Corp.	144	17,194
Chesapeake Utilities Corp.	29	1,468
Chico’s FAS, Inc.	1,748	30,922
Children’s Place, Inc. (The)	431	27,666
Coca-Cola Bottling Co. Consolidated	89	10,062
Colony Financial, Inc.	407	10,549
Compass Diversified Holdings	1,047	17,904
Compass Minerals International, Inc.	140	13,049
Computer Programs & Systems, Inc.	393	21,324
CONMED Corp.	230	11,613
Convergys Corp.	657	15,026
Cooper Tire & Rubber Co.	932	39,927
Cooper-Standard Holding, Inc. (b)	56	3,315
Core-Mark Holding Co., Inc.	596	38,335
CSG Systems International, Inc.	368	11,184
Cubic Corp.	104	5,384
Cyberonics, Inc. (b)	173	11,231
CYS Investments, Inc.	4,087	36,415
Dean Foods Co.	752	12,431
Deckers Outdoor Corp. (b)	131	9,546
Delek US Holdings, Inc.	587	23,333
Douglas Dynamics, Inc.	456	10,415
DSW, Inc.	345	12,724
Echo Global Logistics, Inc. (b)	1,277	34,811
El Paso Electric Co.	194	7,496
Empire District Electric Co. (The)	524	13,006
Employers Holdings, Inc.	770	20,782
Ensign Group, Inc. (The)	635	29,756
ePlus, Inc. (b)	233	20,255
FBL Financial Group, Inc.	470	29,145
Finish Line, Inc. (The)	282	6,915
Fred’s, Inc.	668	11,416
G&K Services, Inc.	18	1,306
Government Properties Income Trust	378	8,637
Greif, Inc.	188	7,383
Guess?, Inc.	1,157	21,509
Haemonetics Corp. (b)	20	898
Hanover Insurance Group, Inc. (The)	375	27,218

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
United States — (Continued)
Hatteras Financial Corp.	1,409	$25,587
Hawaiian Holdings, Inc. (b)	782	17,224
Herman Miller, Inc.	167	4,636
Hill-Rom Holdings, Inc.	234	11,466
HNI Corp.	161	8,882
Horace Mann Educators Corp.	398	13,612
Hub Group, Inc. (b)	26	1,022
ICF International, Inc. (b)	27	1,103
ICU Medical, Inc. (b)	150	13,971
Infinity Property & Casualty Corp.	167	13,702
Ingles Markets, Inc.	719	35,576
Innophos Holdings, Inc.	126	7,101
Insight Enterprises, Inc. (b)	831	23,700
Insperity, Inc.	662	34,616
Integra LifeSciences Holdings Corp. (b)	297	18,310
Inteliquent, Inc.	1,895	29,827
InterDigital, Inc.	255	12,939
K12, Inc. (b)	78	1,226
Kaiser Aluminum Corp.	21	1,615
Kaman Corp.	107	4,540
Kforce, Inc.	179	3,993
Knoll, Inc.	66	1,546
Landstar System, Inc.	63	4,177
Lexmark International, Inc.	963	40,773
LHC Group, Inc. (b)	1,122	37,060
Lindsay Corp. (a)	104	7,930
Magellan Health, Inc. (b)	536	37,960
ManTech International Corp.	368	12,490
Marten Transport Ltd.	242	5,614
Matson, Inc.	156	6,577
Meredith Corp.	20	1,115
Meridian Bioscience, Inc.	602	11,486
MFA Financial, Inc.	4,361	34,277
Milestone Apartments Real Estate Investment Trust	3,418	37,756
Molina Healthcare, Inc. (b)	584	39,297
Multi-Color Corp.	188	13,034
MYR Group, Inc. (b)	467	14,636
Navigators Group, Inc. (The) (b)	314	24,442
NETGEAR, Inc. (b)	291	9,568
NeuStar, Inc. (b)	534	13,147
New Jersey Resources Corp.	1,220	37,893
New York Mortgage Trust, Inc.	3,779	29,325
Northwest Natural Gas Co.	183	8,775

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
United States — (Continued)
NorthWestern Corp.	84	$4,518
OmniVision Technologies, Inc. (b)	506	13,343
Outerwall, Inc. (a)	114	7,538
Overstock.com, Inc. (b)	1,134	27,465
Owens & Minor, Inc.	1,088	36,818
Papa John’s International, Inc.	141	8,715
PBF Energy, Inc.	1,211	41,077
PDL BioPharma, Inc.	4,990	35,105
PennyMac Mortgage Investment Trust	546	11,624
Piedmont Natural Gas Co., Inc.	47	1,735
Portland General Electric Co.	405	15,021
Quad/Graphics, Inc.	836	19,211
Quality Systems, Inc.	1,266	20,231
Regal Entertainment Group	267	6,098
Rent-A-Center, Inc.	239	6,558
Resource Capital Corp.	4,192	19,032
Resources Connection, Inc.	432	7,560
RPX Corp. (b)	2,054	29,557
Sabine Royalty Trust	438	17,231
Safety Insurance Group, Inc.	351	20,972
San Juan Basin Royalty Trust	1,652	19,774
Sanderson Farms, Inc.	450	35,843
Scholastic Corp.	573	23,459
Schweitzer-Mauduit International, Inc.	59	2,721
Select Comfort Corp. (b)	639	22,026
Select Income REIT	1,097	27,414
Select Medical Holdings Corp.	692	10,262
Selective Insurance Group, Inc.	659	19,144
SJW Corp.	134	4,142
SkyWest, Inc.	2,348	34,304
Solar Capital Ltd.	1,799	36,412
Southwest Gas Corp.	15	873
Stage Stores, Inc.	791	18,130
Steelcase, Inc.	291	5,512
Stein Mart, Inc.	2,502	31,150
Sturm Ruger & Co., Inc. (a)	159	7,891
SUPERVALU, Inc. (b)	1,053	12,246
Sykes Enterprises, Inc. (b)	819	20,352
Symetra Financial Corp.	1,287	30,193
SYNNEX Corp.	47	3,631
Tech Data Corp. (b)	218	12,594
Tessera Technologies, Inc.	921	37,098
Texas Roadhouse, Inc.	62	2,259

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
United States — (Continued)
UniFirst Corp.	17	$2,001
Unisys Corp. (b)	1,112	25,810
United Insurance Holdings Corp.	843	18,968
United Stationers, Inc.	336	13,773
Vector Group Ltd.	423	9,293
Viad Corp.	371	10,321
Vishay Intertechnology, Inc.	710	9,812
Vonage Holdings Corp. (b)	1,010	4,959
Werner Enterprises, Inc.	591	18,563
Western Asset Mortgage Capital Corp.	1,538	23,193
WGL Holdings, Inc.	501	28,256
Zumiez, Inc. (b)	185	7,446

		3,134,496

TOTAL COMMON STOCKS		7,432,257

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.7%) (Cost $7,458,571)		7,432,257

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.1%) (Cost $80,131)
State Street Navigator Securities Lending Prime Portfolio, 0.16%	80,131	80,131

TOTAL INVESTMENTS — (100.8%) (Cost $7,538,702)		7,512,388

OTHER ASSETS & LIABILITIES — (-0.8%)		(58,952)

NET ASSETS — (100.0%)		$7,453,436

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

PLC = Public Limited Company

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.9%)

Consumer Discretionary — (15.1%)
AutoZone, Inc. (a)	80	$54,573
Bed Bath & Beyond, Inc. (a)	540	41,459
Best Buy Co., Inc.	7,844	296,425
Brunswick Corp.	828	42,601
Burlington Stores, Inc. (a)	594	35,295
Cablevision Systems Corp.	1,746	31,952
Coach, Inc.	1,049	43,460
Comcast Corp.	108	6,099
Cracker Barrel Old Country Store, Inc.	630	95,848
CST Brands, Inc.	2,739	120,050
Dana Holding Corp.	342	7,237
Darden Restaurants, Inc.	270	18,722
Delphi Automotive PLC	751	59,885
Dillard’s, Inc.	468	63,887
DIRECTV (a)	877	74,633
Dollar General Corp. (a)	911	68,671
Dollar Tree, Inc. (a)	234	18,988
Foot Locker, Inc.	2,144	135,072
GameStop Corp. (b)	1,759	66,772
Gap, Inc. (The)	3,112	134,843
General Motors Co.	1,775	66,562
Genuine Parts Co.	389	36,251
Goodyear Tire & Rubber Co. (The)	468	12,673
Graham Holdings Co.	72	75,573
Home Depot, Inc. (The)	954	108,384
HSN, Inc.	810	55,266
Kohl’s Corp.	1,172	91,709
L Brands, Inc.	1,758	165,762
Lear Corp.	378	41,890
Lowe’s Cos., Inc.	1,812	134,795
Macy’s, Inc.	1,908	123,848
Marriott International, Inc.	90	7,229
Michaels Cos., Inc. (The) (a)	1,547	41,862
Murphy USA, Inc. (a)	1,671	120,930
NIKE, Inc.	442	44,346
Nordstrom, Inc.	450	36,144
O’Reilly Automotive, Inc. (a)	224	48,438
Office Depot, Inc. (a)	10,795	99,314
Omnicom Group, Inc.	48	3,743
Ross Stores, Inc.	1,378	145,186
Royal Caribbean Cruises Ltd.	315	25,783
Staples, Inc.	10,369	168,859
Target Corp.	1,759	144,361

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Consumer Discretionary — (Continued)
TJX Cos., Inc. (The)	1,326	$92,886
VF Corp.	468	35,245
Whirlpool Corp.	108	21,822
Williams-Sonoma, Inc.	324	25,826

		3,391,159

Consumer Staples — (10.4%)
Altria Group, Inc.	1,997	99,890
Archer-Daniels-Midland Co.	4,312	204,389
Bunge Ltd.	414	34,097
Casey’s General Stores, Inc.	1,055	95,055
Colgate-Palmolive Co.	234	16,226
Costco Wholesale Corp.	846	128,165
CVS Health Corp.	936	96,605
Dr Pepper Snapple Group, Inc.	373	29,273
Estee Lauder Cos., Inc. (The)	414	34,428
Ingredion, Inc.	594	46,225
Kellogg Co.	1,079	71,160
Keurig Green Mountain, Inc.	54	6,033
Kimberly-Clark Corp.	450	48,199
Kraft Foods Group, Inc.	789	68,734
Kroger Co. (The)	4,027	308,710
Lorillard, Inc.	2,225	145,404
Mead Johnson Nutrition Co.	207	20,810
Monster Beverage Corp. (a)	402	55,635
PepsiCo, Inc.	360	34,423
Philip Morris International, Inc.	716	53,936
Pilgrim’s Pride Corp.	3,138	70,887
Procter & Gamble Co. (The)	261	21,386
Reynolds American, Inc.	1,656	114,115
Rite Aid Corp. (a)	12,211	106,114
Seaboard Corp. (a)	10	41,320
Sysco Corp.	3,027	114,209
Wal-Mart Stores, Inc.	1,664	136,864
Walgreens Boots Alliance, Inc.	949	80,361
Whole Foods Market, Inc.	1,170	60,934

		2,343,587

Energy — (7.6%)
Baker Hughes, Inc.	90	5,722
Chevron Corp.	936	98,261
ConocoPhillips	2,228	138,715
Devon Energy Corp.	810	48,851
EOG Resources, Inc.	432	39,610

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Energy — (Continued)
Exxon Mobil Corp.	954	$81,090
Halliburton Co.	331	14,524
Hess Corp.	1,290	87,552
HollyFrontier Corp.	1,887	75,990
Marathon Oil Corp.	2,465	64,361
Marathon Petroleum Corp.	2,397	245,429
National Oilwell Varco, Inc.	1,242	62,088
Noble Corp. PLC (b)	684	9,768
Occidental Petroleum Corp.	1,112	81,176
Phillips 66	1,452	114,127
Tesoro Corp.	1,811	165,326
Valero Energy Corp.	4,290	272,930
Western Refining, Inc.	1,979	97,743

		1,703,263

Financials — (19.8%)
ACE Ltd.	1,152	128,436
Aflac, Inc.	2,013	128,852
Allied World Assurance Co. Holdings AG	1,535	62,014
Allstate Corp. (The)	2,377	169,171
American Financial Group, Inc.	1,672	107,259
American International Group, Inc.	2,229	122,127
Ameriprise Financial, Inc.	90	11,776
AmTrust Financial Services, Inc. (b)	3,535	201,442
Assurant, Inc.	2,360	144,928
Assured Guaranty Ltd.	3,161	83,419
Axis Capital Holdings Ltd.	2,721	140,349
Bank of New York Mellon Corp. (The)	1,540	61,970
BB&T Corp.	1,414	55,132
Berkshire Hathaway, Inc. (a)	360	51,955
Capital One Financial Corp.	586	46,188
Chimera Investment Corp.	5,666	17,791
Chubb Corp. (The)	1,126	113,839
Cincinnati Financial Corp.	198	10,549
CME Group, Inc.	1,037	98,214
CNA Financial Corp.	410	16,986
Discover Financial Services	270	15,214
Everest Re Group Ltd.	491	85,434
First American Financial Corp.	3,123	111,429
Goldman Sachs Group, Inc. (The)	36	6,767
Hartford Financial Services Group, Inc. (The)	5,346	223,570
HCC Insurance Holdings, Inc.	360	20,401
JPMorgan Chase & Co.	1,327	80,390
Leucadia National Corp.	2,352	52,426

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Financials — (Continued)
Lincoln National Corp.	991	$56,943
Mercury General Corp.	1,221	70,513
MetLife, Inc.	3,657	184,861
Morgan Stanley	3,644	130,054
Navient Corp.	1,116	22,688
Old Republic International Corp.	756	11,295
PartnerRe Ltd.	1,413	161,548
PNC Financial Services Group, Inc. (The)	684	63,776
Principal Financial Group, Inc.	1,244	63,904
Progressive Corp. (The)	794	21,597
Prudential Financial, Inc.	1,705	136,929
Regions Financial Corp.	2,437	23,030
Reinsurance Group of America, Inc.	1,566	145,936
RenaissanceRe Holdings Ltd.	252	25,132
SLM Corp.	9,986	92,670
Springleaf Holdings, Inc. (a)	2,382	123,316
SunTrust Banks, Inc.	2,551	104,821
Synchrony Financial (a)	1,899	57,635
Travelers Cos., Inc. (The)	1,458	157,653
Unum Group	1,469	49,549
US Bancorp	612	26,726
Validus Holdings Ltd.	1,434	60,371
Voya Financial, Inc.	3,744	161,404
Wells Fargo & Co.	234	12,730
WR Berkley Corp.	1,926	97,282

		4,430,391

Health Care — (13.1%)
Abbott Laboratories	342	15,845
AbbVie, Inc.	1,870	109,470
Aetna, Inc.	1,628	173,431
AmerisourceBergen Corp.	1,610	183,009
Amgen, Inc.	414	66,178
Anthem, Inc.	1,104	170,469
Baxter International, Inc.	522	35,757
Becton Dickinson and Co.	612	87,877
Bristol-Myers Squibb Co.	180	11,610
Cardinal Health, Inc.	1,777	160,410
Celgene Corp. (a)	126	14,525
Centene Corp. (a)	3,657	258,513
Cigna Corp.	638	82,583
CR Bard, Inc.	18	3,012
DaVita HealthCare Partners, Inc. (a)	164	13,330
Edwards Lifesciences Corp. (a)	474	67,526

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Health Care — (Continued)
Eli Lilly & Co.	1,256	$91,248
Express Scripts Holding Co. (a)	468	40,608
Gilead Sciences, Inc. (a)	227	22,275
HCA Holdings, Inc. (a)	1,398	105,171
Health Net, Inc. (a)	3,672	222,119
Humana, Inc.	1,042	185,497
Johnson & Johnson	840	84,504
McKesson Corp.	378	85,504
Medtronic PLC	1,523	118,779
Merck & Co., Inc.	198	11,381
Patterson Cos., Inc.	540	26,347
Pfizer, Inc.	1,683	58,552
Quest Diagnostics, Inc.	162	12,450
Regeneron Pharmaceuticals, Inc. (a)	72	32,507
St Jude Medical, Inc.	180	11,772
STERIS Corp.	252	17,708
Stryker Corp.	216	19,926
UnitedHealth Group, Inc.	1,215	143,722
WellCare Health Plans, Inc. (a)	1,307	119,538
Zimmer Holdings, Inc.	270	31,730
Zoetis, Inc.	1,098	50,826

		2,945,709

Industrials — (9.5%)
3M Co.	421	69,444
ADT Corp. (The)	367	15,238
AGCO Corp.	162	7,718
Alaska Air Group, Inc.	1,584	104,829
American Airlines Group, Inc.	324	17,101
Avis Budget Group, Inc. (a)	360	21,245
Boeing Co. (The)	18	2,701
Caterpillar, Inc.	432	34,573
Cintas Corp.	198	16,163
CSX Corp.	1,578	52,263
Cummins, Inc.	349	48,385
Deere & Co.	414	36,304
Delta Air Lines, Inc.	4,078	183,347
Emerson Electric Co.	684	38,728
FedEx Corp.	552	91,328
General Dynamics Corp.	762	103,426
Honeywell International, Inc.	117	12,204
Huntington Ingalls Industries, Inc.	450	63,068
Illinois Tool Works, Inc.	486	47,210
JetBlue Airways Corp. (a)	5,744	110,572

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Industrials — (Continued)
Lockheed Martin Corp.	367	$74,486
ManpowerGroup, Inc.	702	60,477
Masco Corp.	1,252	33,428
Norfolk Southern Corp.	174	17,908
Northrop Grumman Corp.	583	93,840
PACCAR, Inc.	468	29,550
Parker-Hannifin Corp.	404	47,987
Raytheon Co.	666	72,761
Robert Half International, Inc.	770	46,600
RR Donnelley & Sons Co.	2,708	51,967
Ryder System, Inc.	480	45,547
Southwest Airlines Co.	4,332	191,908
Tyco International PLC	644	27,731
Union Pacific Corp.	414	44,840
United Continental Holdings, Inc. (a)	1,512	101,682
United Parcel Service, Inc.	252	24,429
WABCO Holdings, Inc. (a)	54	6,636
Waste Management, Inc.	306	16,594
WW Grainger, Inc.	270	63,669

		2,127,887

Information Technology — (16.3%)
Accenture PLC	1,163	108,961
Analog Devices, Inc.	265	16,695
Apple, Inc.	1,214	151,058
Applied Materials, Inc.	3,375	76,140
Arrow Electronics, Inc. (a)	954	58,337
Automatic Data Processing, Inc.	498	42,649
Avnet, Inc.	1,710	76,095
Booz Allen Hamilton Holding Corp.	2,826	81,784
Broadcom Corp.	1,224	52,993
Broadridge Financial Solutions, Inc.	378	20,794
Brocade Communications Systems, Inc.	7,936	94,161
CA, Inc.	235	7,663
CDW Corp.	855	31,840
Cisco Systems, Inc.	4,302	118,413
Computer Sciences Corp.	987	64,431
Corning, Inc.	5,173	117,324
Electronic Arts, Inc. (a)	576	33,877
EMC Corp.	2,878	73,562
FactSet Research Systems, Inc.	108	17,194
Flextronics International Ltd. (a)	12,640	160,212
Harris Corp.	468	36,860
Hewlett-Packard Co.	5,542	172,689
Ingram Micro, Inc. (a)	972	24,417
Intel Corp.	5,042	157,663

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Information Technology — (Continued)
International Business Machines Corp.	468	$75,114
Intuit, Inc.	720	69,811
Jabil Circuit, Inc.	3,363	78,627
Keysight Technologies, Inc. (a)	229	8,507
King Digital Entertainment PLC (b)	12,672	203,259
Lam Research Corp.	54	3,793
MAXIMUS, Inc.	144	9,613
Micron Technology, Inc. (a)	6,742	182,910
Microsoft Corp.	2,416	98,223
NetApp, Inc.	1,111	39,396
NVIDIA Corp.	3,210	67,169
NXP Semiconductors NV (a)	936	93,937
Oracle Corp.	1,354	58,425
Paychex, Inc.	450	22,327
Qorvo, Inc. (a)	432	34,430
QUALCOMM, Inc.	519	35,987
Rackspace Hosting, Inc. (a)	162	8,358
SanDisk Corp.	1,635	104,019
Seagate Technology PLC	2,720	141,522
Skyworks Solutions, Inc.	36	3,538
Symantec Corp.	4,138	96,684
TE Connectivity Ltd.	792	56,723
Texas Instruments, Inc.	1,584	90,581
Western Digital Corp.	1,451	132,056
Western Union Co. (The)	2,793	58,122
Xerox Corp.	3,631	46,658
Yahoo!, Inc. (a)	730	32,438

		3,648,039

Materials — (2.5%)
Air Products & Chemicals, Inc.	54	8,169
Avery Dennison Corp.	162	8,571
Celanese Corp.	360	20,110
Dow Chemical Co. (The)	504	24,182
EI du Pont de Nemours & Co.	378	27,016
Freeport-McMoRan, Inc.	3,341	63,312
International Paper Co.	1,584	87,896
LyondellBasell Industries NV	1,145	100,531
Packaging Corp. of America	153	11,963
PPG Industries, Inc.	198	44,657
Rock-Tenn Co.	288	18,576
Sherwin-Williams Co. (The)	291	82,789
Sigma-Aldrich Corp.	206	28,480
United States Steel Corp. (b)	1,192	29,085

		555,337

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Telecommunication Services — (1.7%)
AT&T, Inc.	3,582	$116,952
CenturyLink, Inc.	3,115	107,623
Frontier Communications Corp.	6,365	44,873
Level 3 Communications, Inc. (a)	216	11,630
Verizon Communications, Inc.	1,889	91,862

		372,940

Utilities — (3.9%)
Ameren Corp.	64	2,701
American Electric Power Co., Inc.	1,081	60,806
Consolidated Edison, Inc.	1,237	75,457
Duke Energy Corp.	90	6,910
Edison International	956	59,721
Entergy Corp.	1,558	120,729
Eversource Energy	504	25,462
Exelon Corp.	2,895	97,301
FirstEnergy Corp.	1,094	38,356
NextEra Energy, Inc.	54	5,619
PG&E Corp.	936	49,674
Pinnacle West Capital Corp.	380	24,225
PPL Corp.	981	33,021
Public Service Enterprise Group, Inc.	2,314	97,003
Southern Co. (The)	882	39,055
UGI Corp.	1,419	46,245
Vectren Corp.	900	39,726
Xcel Energy, Inc.	1,457	50,718

		872,729

TOTAL COMMON STOCKS		22,391,041

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $22,499,721)		22,391,041

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.6%) (Cost $354,235)
State Street Navigator Securities Lending Prime Portfolio, 0.16%	354,235	354,235

TOTAL INVESTMENTS — (101.5%) (Cost $22,853,956)		22,745,276

OTHER ASSETS & LIABILITIES — (-1.5%)		(325,315)

NET ASSETS — (100.0%)		$22,419,961

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

PLC = Public Limited Company

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015

(Unaudited)

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
Assets:
Investments, at value *	$25,311,507	$21,978,470	$7,512,388	$22,745,276
Foreign currency, at value	29,465	19,501	32	—
Cash	2,462	5,698	99,877	6,387
Receivables:
Investment securities sold	788	—	5,832	—
Dividends	75,956	23,903	17,997	29,028

Total Assets	25,420,178	22,027,572	7,636,126	22,780,691

Liabilities:
Payables:
Upon return of securities loaned	747,297	28,145	80,131	354,235
Investment securities purchased	—	—	101,826	—
Accrued management fees	9,903	10,801	733	6,495

Total Liabilities	757,200	38,946	182,690	360,730

Net Assets	$24,662,978	$21,988,626	$7,453,436	$22,419,961

Net Assets Consist of:
Paid in capital	$24,862,700	$22,333,046	$7,465,273	$22,475,833
Undistributed net investment income	90,115	33,056	17,374	50,711
Accumulated net realized gain (loss)	(53)	10,644	(2,809)	2,097
Net unrealized depreciation	(289,784)	(388,120)	(26,402)	(108,680)

Net Assets	$24,662,978	$21,988,626	$7,453,436	$22,419,961

Shares Issued and Outstanding	1,000,000	900,000	300,000	900,000

Net Asset Value Per Share	$24.66	$24.43	$24.84	$24.91

Investments, at cost *	$25,600,836	$22,366,380	$7,538,702	$22,853,956
Foreign currency, at cost	$29,545	$19,579	$32	$—
* Includes investment of cash collateral for securities loaned of	$747,297	$28,145	$80,131	$354,235

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2015

(Unaudited)

	Lattice Developed Markets (ex-US) Strategy ETF (a)	Lattice Emerging Markets Strategy ETF (a)	Lattice Global Small Cap Strategy ETF (b)	Lattice US Equity Strategy ETF (a)
Investment Income:
Dividends *	$99,983	$43,857	$18,107	$57,195
Securities lending income	35	—	—	11

Total Investment Income	100,018	43,857	18,107	57,206

Expenses:
Management fees	9,903	10,801	733	6,495

Total Expenses	9,903	10,801	733	6,495

Net Investment Income	90,115	33,056	17,374	50,711

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(107)	17,408	(2,317)	2,097
Foreign currency transactions	54	(6,764)	(492)	—
Change in Unrealized Appreciation (Depreciation) of:
Investments	(289,329)	(387,910)	(26,314)	(108,680)
Translation of foreign currency denominated amounts	(455)	(210)	(88)	—

Net Realized and Unrealized Loss	(289,837)	(377,476)	(29,211)	(106,583)

Net Decrease in Net Assets Resulting from Operations	$(199,722)	$(344,420)	$(11,837)	$(55,872)

* Net of foreign withholding taxes of	$9,029	$7,835	$1,032	$—

(a)	For the period February 25, 2015 (commencement of operations) through March 31, 2015.
(b)	For the period March 23, 2015 (commencement of operations) through March 31, 2015.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF (b)	Lattice US Equity Strategy ETF (a)
	Period Ended March 31, 2015 (a)	Period Ended March 31, 2015 (a)	Period Ended March 31, 2015 (b)	Period Ended March 31, 2015 (a)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$90,115	$33,056	$17,374	$50,711
Net realized gain (loss)	(53)	10,644	(2,809)	2,097
Net change in unrealized depreciation	(289,784)	(388,120)	(26,402)	(108,680)

Net decrease in net assets resulting from operations	(199,722)	(344,420)	(11,837)	(55,872)

Fund Share Transactions:
Proceeds from shares sold	24,962,700	22,333,146	7,465,373	22,475,933
Cost of shares redeemed	(100,000)	(100)	(100)	(100)

Net increase from Fund share transactions	24,862,700	22,333,046	7,465,273	22,475,833

Total Increase in Net Assets	24,662,978	21,988,626	7,453,436	22,419,961

Net Assets
Beginning of period	0	0	0	0

End of period *	$24,662,978	$21,988,626	$7,453,436	$22,419,961

* Including undistributed net investment income of	$90,115	$33,056	$17,374	$50,711

Shares of Beneficial Interest:
Shares Sold	1,004,000	900,004	300,004	900,004
Shares Redeemed	(4,000)	(4)	(4)	(4)

Net Increase from Shares Issued and Redeemed	1,000,000	900,000	300,000	900,000

(a)	For the period February 25, 2015 (commencement of operations) through March 31, 2015.
(b)	For the period March 23, 2015 (commencement of operations) through March 31, 2015.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF		Lattice US Equity Strategy ETF
	Period Ended March 31, 2015 (a)	Period Ended March 31, 2015 (a)	Period Ended March 31, 2015 (b)		Period Ended March 31, 2015 (a)
	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)
Net Asset Value, beginning of period	$25.00	$25.00	$25.00		$25.00

Income from Investment Operations:
Net investment income (c)	0.10	0.04	0.06		0.06
Net realized and unrealized loss	(0.44)	(0.61)	(0.22)		(0.15)

Total from Investment Operations	(0.34)	(0.57)	(0.16)		(0.09)

Net Asset Value, end of period	$24.66	$24.43	$24.84		$24.91

Total Return (d)	(1.36)%	(2.28)%	(0.64)%		(0.36)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$24,663	$21,989	$7,453		$22,420
Ratio to average net assets of:
Expenses (e)	0.50%	0.65%	0.60%		0.35%
Net investment income (e)	4.55%	1.99%	14.23	% (f)	2.73%
Portfolio turnover rate (g)(h)	0.05%	0.55%	1.13%		0.68%

(a)	The Fund commenced operations on February 25, 2015.
(b)	The Fund commenced operations on March 23, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Total return is calculated assuming a purchase of beneficial shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	This ratio is impacted by the timing of the dividend income and the short period of the Fund’s operations which is computed by the annualization of the income.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

Lattice Strategies Trust

Notes to Financial Statements

March 31, 2015 (Unaudited)

1. Organization

Lattice Strategies Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and, collectively, “Funds”). The Trust was organized as a Delaware statutory trust on April 15, 2014. The Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF and Lattice US Equity Strategy ETF commenced operations on February 25, 2015. The Lattice Global Small Cap Strategy ETF commenced operations on March 23, 2015. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (each an “Index” and together the “Indexes”). Lattice Strategies LLC (“Lattice” or the “Adviser”) serves as the investment adviser for each Fund. Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for each Fund.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly traded securities. Each Fund is designed to track an index. Shares of the Funds are listed and traded on NYSE Arca. Each share of a Fund represents a partial ownership in an underlying Fund of securities intended to track a market index. Shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ Distributor (“Authorized Participants”).

All organizational and offering expenses of the Trust will be borne by Lattice Strategies and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

Cash and Foreign Currency: Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Dividends and Distributions: Dividends from net investment income, if any, are generally declared and paid periodically but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code or to avoid imposition of income or excise taxes at the Fund level.

Investment Transactions: Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.

Investment Income: Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

Expenses: Expenses directly attributable to a Fund are charged directly to the Fund, while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

Other: In the normal course of business, the Funds enter into contracts that may include agreements to indemnify another party under given circumstances. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Funds. However, based on experience, the risk of material loss from such claims is considered to be remote.

New Accounting Pronouncements: In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. Investment Valuation and Fair Value Measurements

Investment Valuation Policies  Net asset value per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for

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purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Pricing and Investment Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain securities market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below. In the event that the accounting services provider cannot obtain a market value for a security using the methodologies outlined in this section, it will notify the Adviser, and the Adviser’s Valuation Committee will following procedures.

A. Equity Securities  The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security

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will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities  Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts  Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. central time.

D. Short-Term Obligations  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities  OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under

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the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of March 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,936,938	—	—	$1,936,938
Austria	272,691	—	—	272,691
Belgium	500,950	—	—	500,950
Bermuda	178,769	—	—	178,769
Britain	3,177,118	—	—	3,177,118
Canada	2,909,041	—	—	2,909,041
China	97,500	—	—	97,500
Denmark	285,023	—	—	285,023
Finland	278,241	—	—	278,241
France	1,172,790	—	—	1,172,790
Germany	1,495,382	—	—	1,495,382
Guernsey	68,233	—	—	68,233
Hong Kong	1,449,885	—	—	1,449,885
Ireland	337,539	—	—	337,539
Israel	696,897	—	—	696,897
Italy	384,811	—	—	384,811
Japan	4,647,358	—	—	4,647,358
Jersey	176,871	—	—	176,871
Macau	72,721	—	—	72,721
Netherlands	537,142	—	—	537,142
New Zealand	305,620	—	—	305,620
Norway	412,151	—	—	412,151
Portugal	14,253	—	—	14,253

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	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$819,491	—	—	$819,491
South Africa	12,309	—	—	12,309
Spain	365,783	—	—	365,783
Sweden	643,700	—	—	643,700
Switzerland	1,200,322	—	—	1,200,322
United Arab Emirates	105,154	—	—	105,154
United States	9,199	—	—	9,199
Rights
Spain	328	—	—	328
Investments of Cash Collateral for Securities Loaned	747,297	—	—	747,297

TOTAL	$25,311,507	—	—	$25,311,507

Summary of Lattice Emerging Markets Strategy ETF investments as of March 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$907,469	—	—	$907,469
Chile	1,259,500	—	—	1,259,500
China	1,510,069	—	—	1,510,069
Colombia	684,542	—	—	684,542
India	960,758	—	—	960,758
Indonesia	1,384,137	—	—	1,384,137
Malaysia	1,974,171	—	—	1,974,171
Mexico	1,114,254	—	—	1,114,254
Philippines	1,766,101	—	—	1,766,101
Poland	1,893,776	—	—	1,893,776
Russia	994,233	—	—	994,233
South Africa	1,436,310	—	—	1,436,310
South Korea	1,743,595	—	—	1,743,595
Spain	33,884	—	—	33,884
Taiwan	2,013,036	—	—	2,013,036
Thailand	1,433,515	—	—	1,433,515
Turkey	840,643	—	—	840,643
Rights
Philippines	332	—	—	332
Investments of Cash Collateral for Securities Loaned	28,145	—	—	28,145

TOTAL	$21,978,470	—	—	$21,978,470

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Summary of Lattice Global Small Cap Strategy ETF investments as of March 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$293,760	—	—	$293,760
Belgium	30,703	—	—	30,703
Bermuda	108,616	—	—	108,616
Brazil	15,835	—	—	15,835
Britain	234,375	—	—	234,375
Canada	315,597	—	—	315,597
Cayman Islands	9,540	—	—	9,540
China	439,520	—	—	439,520
Denmark	32,316	—	—	32,316
Faroe Islands	27,390	—	—	27,390
Finland	20,906	—	—	20,906
France	85,838	—	—	85,838
Germany	31,531	—	—	31,531
Gibraltar	2,559	—	—	2,559
Hong Kong	33,852	—	—	33,852
Ireland	58,820	—	—	58,820
Israel	49,751	—	—	49,751
Italy	79,226	—	—	79,226
Japan	869,920	—	—	869,920
Netherlands	54,869	—	—	54,869
New Zealand	56,334	—	—	56,334
Norway	47,517	—	—	47,517
Portugal	1,485	—	—	1,485
Singapore	66,125	—	—	66,125
South Africa	300,042	—	—	300,042
South Korea	440,170	—	—	440,170
Spain	10,162	—	—	10,162
Sweden	117,212	—	—	117,212
Switzerland	114,016	—	—	114,016
Taiwan	347,002	—	—	347,002
Thailand	2,772	—	—	2,772
United States	3,134,496	—	—	3,134,496
Investments of Cash Collateral for Securities Loaned	80,131	—	—	80,131

TOTAL	$7,512,388	—	—	$7,512,388

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Summary of Lattice US Equity Strategy ETF investments as of March 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,391,159	—	—	$3,391,159
Consumer Staples	2,343,587	—	—	2,343,587
Energy	1,703,263	—	—	1,703,263
Financials	4,430,391	—	—	4,430,391
Health Care	2,945,709	—	—	2,945,709
Industrials	2,127,887	—	—	2,127,887
Information Technology	3,648,039	—	—	3,648,039
Materials	555,337	—	—	555,337
Telecommunication Services	372,940	—	—	372,940
Utilities	872,729	—	—	872,729
Investments of Cash Collateral for Securities Loaned	354,235	—	—	354,235

TOTAL	$22,745,276	—	—	$22,745,276

4. Investment Advisory Fee and Service and Distribution Fees

Lattice Strategies LLC (“Lattice” or “Adviser”) acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser dated December 30, 2014. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of each Fund.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of the respective Fund’s average daily net assets.

Lattice Developed Markets (ex-US) Strategy ETF	0.50%

Lattice Emerging Markets Strategy ETF	0.65%

Lattice Global Small Cap Strategy ETF	0.60%

Lattice US Equity Strategy ETF	0.35%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust and each Fund, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”); (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement.

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Mellon Capital Management Corporation (“Sub-Adviser” or “Mellon Capital”) serves as the investment sub-adviser for each Fund pursuant to an Investment Sub-Advisory Agreement dated December 31, 2014 between the Adviser and Mellon Capital (referred to as a “Sub-Advisory Agreement”). The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser.

Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. Effective December 12, 2014, the Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended March 31, 2015, the Funds did not pay any Rule 12b-1 fees.

5. Share Transactions

Each Fund will issue and redeem Shares at Net Asset Value (NAV) only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Administrator, Custodian and Transfer Agent

State Street serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”) dated December 12, 2014. Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Fund pursuant to a custodian agreement dated December 12, 2014 (“Custodian Agreement”). As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement dated December 12, 2014 (“Transfer Agency Agreement”).

7. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is

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to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Each Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The fees that each Fund pays to State Street are not reflected in the Fund’s fees but instead are calculated in the NAV of each Fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

8. Principal Risks

CURRENCY RISK: [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings in that market increases.

CUSTODY RISK: [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Custody risk refers to the risks inherent in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may

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make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.

DERIVATIVE RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because a Fund could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party’s ability to meet its obligations cause the derivative to decline in value.

EMERGING MARKETS RISK: [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to a Fund’s investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY SECURITIES RISK: Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

EQUITY INVESTING RISK: An investment in each Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FUND OF FUNDS RISK: [Lattice Emerging Markets Strategy ETF only]: To the extent that a Fund invests in other investment companies such as closed-end funds or ETFs, it bears its pro rata share of these investment

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companies’ expense, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

FOREIGN INVESTMENT RISK: [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.

FOREIGN SECURITIES: A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Many GDRs are issued by companies in emerging markets. Investment in ADRs, GDRs and EDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

DEPOSITARY RECEIPTS MAY BE “SPONSORED” OR “UNSPONSORED”: Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

DEPOSITARY RECEIPTS MAY BE UNREGISTERED AND UNLISTED: A Fund’s investments may also include ADRs, GDRs and EDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

FOREIGN SECURITIES INVOLVE SPECIAL RISKS AND COSTS: Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in securities of foreign issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

POLITICAL AND ECONOMIC RISK: The Funds are subject to foreign political and economic risk not associated with investments in securities of U.S. issuers, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

FOREIGN MARKET AND TRADING RISK: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

GEOGRAPHIC RISK: [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Some of the markets in which the Funds invest are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, volcanoes, droughts, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas, causing an adverse impact on the value of a Fund.

INDEX TRACKING RISK: There is a risk that the performance of each Fund may diverge from performance of the respective Index as a result of tracking error. Tracking error may occur because of differences between the securities held in a Fund and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, a Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because a Fund incurs fees and expenses, while the Index does not.

ISSUER RISK: The performance of each Fund depends on the performance of individual securities to which a Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LARGE CAP RISK: [Lattice US Equity Strategy ETF only]: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

MARKET RISK: Each Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

MARKET TRADING RISK

ABSENCE OF ACTIVE MARKET: Although Shares of each Fund are listed for trading on one or more stock exchanges, each Fund is a new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants.

RISK OF SECONDARY LISTINGS: Each Fund’s Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that a Fund’s Shares will continue to trade on any such stock exchange or in any market or that a Fund’s Shares will continue to meet the requirements for listing or trading on any exchange or in any market. Each Fund’s Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

SECONDARY MARKET TRADING RISK: Shares of each Fund may trade in the secondary market at times when a Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

SHARES OF THE FUND MAY TRADE AT PRICES OTHER THAN NAV: Shares of each Fund trade on stock exchanges at prices at, above or below a Fund’s most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of Fund holdings or NAV. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to Shares trading at premium or discount to NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), Lattice believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on stock exchanges at prices close to a Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or Authorized Participants, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of a Fund that differ significantly from its NAV.

COSTS OF BUYING OR SELLING FUND SHARES: Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

PASSIVE STRATEGY/INDEX RISK: The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. Each Fund invests in securities included, in, or representative of, the Index, regardless of their investment merits. Additionally, Lattice generally does not attempt to take defensive positions under any market conditions, including declining markets.

SECURITIES LENDING RISK: Each Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

SMALL CAP RISK: [Lattice US Equity Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

VALUATION RISK: The sale price each Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Funds do not price its Shares, the value of the securities in a Fund may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. In addition, for purposes of calculating each Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by Lattice. This conversion may result in a difference between the prices used to calculate each Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

9. Purchases and Sales

Each Fund is an ETF. Individual Fund Shares may only be purchased and sold on the NYSE Arca through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF will only issue or redeem Shares that have been aggregated into blocks of 100,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. Lattice US Equity Strategy ETF will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

in return for a designated Fund of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The NYSE Arca will disseminate, every fifteen seconds during the regular trading day, an indicative optimized Fund value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

For the period ended March 31, 2015, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales
Lattice Developed Markets (ex-US) Strategy ETF	$24,866,548	$12,902

Lattice Emerging Markets Strategy ETF	22,439,199	107,325

Lattice Global Small Cap Strategy ETF	7,545,262	84,152

Lattice US Equity Strategy ETF	22,646,692	147,130

10. Federal Income Taxes

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, each Fund generally has to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a regulated investment company for any year, (subject to certain curative measures allowed by the Internal Revenue Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Funds’ shareholders generally as ordinary dividends to the extent of the Funds’ current and accumulated earnings and profits.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized (Depreciation)
Fund	Appreciation	(Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$442,874	$(732,203)	$(289,329)

Lattice Emerging Markets Strategy ETF	323,513	(711,423)	(387,910)

Lattice Global Small Cap Strategy ETF	86,892	(113,206)	(26,314)

Lattice US Equity Strategy ETF	412,937	(521,617)	(108,680)

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

11. Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on December 12, 2014, to consider the approval of (1) the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. The Board considered the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Adviser and the Sub-Adviser separately, although the factors for consideration were similar.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Adviser and the Sub-Adviser relevant to the Board’s consideration of whether to approve each of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Adviser and the Sub-Adviser; (2) the investment performance of each of the Adviser and the Sub-Adviser; (3) the costs of the services to be provided and profits to be realized by each of the Adviser and the Sub-Adviser and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by each of the Adviser and the Sub-Adviser from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement and the Sub-Advisory Agreement; (2) information describing the Adviser, the Sub-Adviser and the services provided thereby; (3) information regarding the compliance programs of the Adviser and the Sub-Adviser; (4) copies of the Forms ADV for the Adviser and the Sub-Adviser; and (5) memoranda and guidance from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1. The nature, extent and quality of the facilities and services proposed to be provided by each of the Adviser and the Sub-Adviser. The Board received information on and considered the division of responsibility of services to be provided by the Adviser and the Sub-Adviser, including the fact that portfolio management would be conducted by the Sub-Adviser. The Board reviewed the experience and resources that the Adviser and Sub-Adviser had in managing strategies similar to those proposed for the Funds, including information regarding the education and experience of management and investment personnel.

Lattice Strategies Trust

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

The Board determined that the Funds would likely benefit from the services and resources available from the Adviser and the Sub-Adviser, in respect of their responsibilities. In particular, they noted the extensive experience of the Adviser’s management personnel in developing and administering strategies that would be utilized by the Funds.

2. The advisory fee paid by and overall expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Funds. The Board considered that the fee payable to the Sub-Adviser would be paid by the Adviser out of its management fee. The Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.

3. Financial condition of each of the Adviser and the Sub-Adviser. After considering information relating to the financial condition of the Adviser and Sub-Adviser, as well as the expected fees and operating costs relating to the management of the Funds, the Board determined that each of the Adviser and Sub-Adviser would be capable of providing services to the Funds.

4. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Adviser and Sub-Adviser, and the substance and administration of the Codes of Ethics of the Trust, the Adviser and the Sub-Adviser. The Board determined that the personnel and compliance policies of the Trust, Adviser and Sub-Adviser were each well designed to monitor and address conflicts of interest.

5. Effect of the Funds’ growth and size on its investment performance and expenses, The Board considered information relating to the seeding and expected initial trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and the benefits gained by the Adviser in providing such services. The Board also found the investment advisory fees paid to the Adviser to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

With respect to the Sub-Adviser and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Adviser to the Funds, as well as the costs incurred and the benefits gained by the Sub-Adviser in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

Proxy Voting Policies, Procedures and Records

PROXY VOTING INFORMATION

A description of Lattice Strategies Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Lattice Strategies Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s website at www.latticeetfs.com or the SEC’s website at www.sec.gov or by calling 1-415-315-6600.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Trustees

Robin Christine Beery

Naozer Dadachanji

David Sung

Theodore James Lucas

Officers

Darek Wojnar, CFA, President

Cory J. Gossard, Chief Compliance Officer

David James, Secretary

Albert Lee, Treasurer

Investment manager

Lattice Strategies LLC

101 Montgomery St.

San Francisco, CA 94104

Distributor

ALPS Distributors

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian, administrator and transfer agent

State Street Bank and Trust Company

1 Iron Street, Boston, MA 02110

Legal counsel

Katten Muchin Rosenman LLP

575 Madison Avenue, New York, NY 10022

Independent registered public accounting firm

PwC

125 High Street, Boston, MA 02110

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-415-315-6600 or visiting www.latticeetfs.com. Please read the prospectus carefully before you invest.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Darek Wojnar, the registrant’s President and Principal Executive Officer, and Albert Lee, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Mr. Wojnar and Mr. Lee determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lattice Strategies Trust

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer

Date:	May 29, 2015